UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22704)

CAMBRIA ETF Trust
(Exact name of registrant as specified in charter)

3300 Highland Avenue
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centreville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

(310) 683-5500

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

October 31, 2023

Cambria Cannabis ETF (TOKE)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Asset Allocation ETF (GAA)

Cambria Global Momentum ETF (GMOM)

Cambria Global Real Estate ETF (BLDG)

Cambria Global Tail Risk ETF (FAIL)

Cambria Global Value ETF (GVAL)

Cambria Shareholder Yield ETF (SYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Value and Momentum ETF (VAMO)

Cambria Investment Management
Table of Contents

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Semi-Annual Report | October 31, 2023 1

The accompanying notes are an integral part of these financial statements.

Cambria Cannabis ETFSchedule of Investments

October 31, 2023 (Unaudited)

Cambria Cannabis ETF
Country Composition
United States	65.5%
Canada	13.7%
Great Britain	12.6%
Ireland	7.7%
Israel	0.6%
100.0%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of total investments.

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	51.8%
Health Care	29.8%
Materials	5.5%
Real Estate	4.9%
Financials	3.1%
Industrials	2.2%
Consumer Discretionary	1.8%
Information Technology	0.9%
100.0%

Percentages based on total investments.

	Shares	Value
COMMON STOCKS - 92.7%
Consumer Discretionary - 1.7%
Greenlane Holdings, Inc. – Class A(a)	2,871	$1,593
GrowGeneration Corp.(a)	75,950	154,938
		156,531
Consumer Staples - 47.9%
Altria Group, Inc.	15,750	632,678
British American Tobacco PLC	14,000	417,580
Constellation Brands, Inc. – Class A	4,200	983,429
Imperial Brands PLC	38,710	823,848
Philip Morris International, Inc.	7,350	655,326
Turning Point Brands, Inc.	20,300	407,015
Universal Corp.	8,925	401,625
Village Farms International, Inc.(a)	122,780	88,402
		4,409,903
Financials - 2.8%
AFC Gamma, Inc. - REIT	24,675	261,062

	Shares	Value
Health Care - 27.7%(b)
Aurora Cannabis, Inc.(a)	386,365	$170,503
Canopy Growth Corp.(a)	61,600	34,816
cbdMD, Inc.(a)	5,860	3,458
Charlottes Web Holdings, Inc.(a)	361,725	91,295
Cronos Group, Inc.(a)	232,330	420,517
Intercure Ltd.(a)	57,995	57,995
Jazz Pharmaceuticals PLC(a)	5,950	755,768
MyMD Pharmaceuticals, Inc.(a)	171,570	72,917
Organigram Holdings, Inc.(a)	177,843	189,802
SNDL, Inc.(a)	245,840	354,010
Tilray Brands, Inc.(a)	215,985	388,773
		2,539,854
Industrials - 2.1%
Agrify Corp.(a)	452	574
Hydrofarm Holdings Group, Inc.(a)	138,565	138,343
Urban-Gro, Inc.(a)	37,730	50,936
		189,853
Information Technology - 0.8%
WM Technology, Inc.(a)	66,640	72,638

Materials - 5.1%
Scotts Miracle-Gro Co.	10,500	466,620

Real Estate - 4.6%
Innovative Industrial Properties, Inc. - REIT	5,810	417,332

Total Common Stocks (Cost $27,779,813)		8,513,793

Short-Term Investments - 7.0%
Money Market Funds - 7.0%
First American Treasury Obligations Fund - Class X, 5.28%(b)	646,877	646,877

Total Short-Term Investments (Cost $646,877)		646,877

Total Investments - 99.7% (Cost $28,426,690)		9,160,670

Other Assets in Excess of Liabilities - 0.3%		26,558

Total Net Assets - 100.0%		$9,187,228

Percentages are stated as a percent of net assets.

2www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Cannabis ETFSchedule of Investments

October 31, 2023 (Unaudited)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)Non-income producing security.

(b)The rate shown represents the 7-day effective yield as of October 31, 2023.

Cambria Cannabis ETF(c)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,835,399	$—	$—	$7,835,399
Real Estate Investment Trusts	678,394	—	—	678,394
Short-Term Investments	646,877	—	—	646,877
Total Investments	$9,160,670	$—	$—	$9,160,670

(c)Refer to Note 2 in the Notes to Financial Statements for additional information.

Semi-Annual Report | October 31, 2023 3

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Information Technology	23.2%
Energy	17.7%
Financials	16.2%
Materials	12.0%
Consumer Discretionary	10.4%
Industrials	9.5%
Utilities	4.3%
Consumer Staples	3.4%
Health Care	2.2%
Real Estate	1.1%
100.0%

Percentages based on total investments.

	Shares	Value
COMMON STOCKS - 96.1%
Brazil - 3.8%
Cia de Saneamento de Minas Gerais Copasa MG	544,000	$1,729,622
Cielo SA	2,544,800	1,791,846
Petroleo Brasileiro SA	336,000	2,519,125
Ultrapar Participacoes SA	576,000	2,329,477
		8,370,070
China - 17.1%
Anhui Conch Cement Co. Ltd. – Class H	560,000	1,396,914
Bank of Communications Co. Ltd. – Class H	4,000,000	2,366,698
China Coal Energy Co. Ltd. – Class H	2,720,000	2,134,219
China Hongqiao Group Ltd.	182,000	170,249
China Petroleum & Chemical Corp.	5,214,000	2,665,218
China Shenhua Energy Co. Ltd. – Class H	1,120,000	3,435,035
E-Commodities Holdings Ltd.	11,520,000	1,987,413
Fufeng Group Ltd.	4,480,000	2,324,373
Huadian Power International Corp. Ltd. – Class H(a)	7,214,000	2,894,727
JNBY Design Ltd.	1,520,000	1,849,193
Lonking Holdings Ltd.	6,880,000	1,063,838
People’s Insurance Co. Group of China Ltd.	7,663,000	2,526,506
PetroChina Co. Ltd. - Class H	4,702,000	3,064,464
Shenzhen Expressway Corp. Ltd. – Class H	2,240,000	1,846,331
Tianli International Holdings Ltd.	8,800,000	2,507,779
Yankuang Energy Group Co. Ltd. – Class H	1,920,000	3,336,890
Zhejiang Expressway Co. Ltd. - Class H	2,240,000	1,686,029
		37,255,876

	Shares	Value
Hong Kong - 1.1%
China Medical System Holdings Ltd.	1,600,000	$2,555,829

India - 7.5%
Bank of Baroda	771,696	1,818,509
Coal India Ltd.	829,518	3,130,915
Indian Bank	833,031	4,202,737
Oil & Natural Gas Corp. Ltd.	1,216,332	2,719,476
Oil India Ltd.	823,446	2,955,687
Vedanta Ltd.	878,370	2,285,104
		17,112,428
Indonesia - 1.6%
Indo Tambangraya Megah Tbk PT	992,000	1,656,456
United Tractors Tbk PT	1,120,000	1,771,483
		3,427,939
South Korea - 14.5%
Aekyung Chemical Co. Ltd.	173,457	1,392,228
DB Insurance Co. Ltd.	40,320	2,624,211
Doosan Bobcat, Inc.	53,835	1,544,635
GS Holdings Corp.	75,546	2,203,926
Hanmi Semiconductor Co. Ltd.	162,180	6,304,432
HD Hyundai Construction Equipment Co. Ltd.	52,660	1,735,123
HD Hyundai Infracore Co. Ltd.	358,996	1,778,300
Kia Corp.	42,193	2,402,460
KT&G Corp.	36,654	2,315,047
LX Semicon Co. Ltd.	35,064	1,858,933
Poongsan Corp.	72,464	1,928,904
PSK, Inc.	138,620	1,761,297
S-Oil Corp.	39,313	1,932,830
SSANGYONG C&E Co. Ltd.	448,937	1,851,526
		31,633,852
Mexico - 3.7%
Arca Continental SAB de CV	320,000	2,871,462
Banco del Bajio SA(a)	928,000	2,825,333
GCC SAB de CV	272,000	2,426,863
		8,123,658
Poland - 2.6%
Powszechna Kasa Oszczednosci Bank Polski SA(b)	256,852	2,653,862
Powszechny Zaklad Ubezpieczen SA	270,644	3,059,165
		5,713,027
Russia - 0.0%(c)
Alrosa PJSC(b)(d)(e)	538,800	—
Federal Grid Co. Unified Energy System PJSC(b)(d)(e)	328,200,000	4

4www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETFSchedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value
Russia (continued)
Gazprom Neft PJSC(b)(d)(e)	223,200	$—
Gazprom PJSC(b)(d)(e)	423,000	—
Inter RAO UES PJSC(b)(d)(e)	11,040,000	—
LUKOIL PJSC(b)(d)(e)	17,160	—
Magnitogorsk Iron & Steel Works PJSC(b)(d)(e)	1,560,000	—
NovaBev Group PJSC(b)(d)(e)	20,340	—
Novolipetsk Steel PJSC(b)(d)(e)	458,400	—
OGK-2 PJSC(b)(d)(e)	94,200,000	1
Sberbank of Russia PJSC(b)(d)(e)	276,600	—
Severstal PAO(b)(d)(e)	85,200	—
Unipro PJSC(b)(d)(e)	21,240,000	—
		5
South Africa - 16.2%
Absa Group Ltd.	18,109	165,102
AECI Ltd.	441,580	2,615,954
African Rainbow Minerals Ltd.	210,332	1,733,215
Exxaro Resources Ltd.	194,856	1,954,676
Investec Ltd.	514,716	2,816,128
Investec PLC	523,764	2,902,446
Kumba Iron Ore Ltd.	79,076	2,095,201
Motus Holdings Ltd.	507,840	2,521,012
Nedbank Group Ltd.	185,520	1,996,499
Reunert Ltd.	918,598	2,892,690
Sanlam Ltd.	606,580	2,127,546
Sasol Ltd.	138,814	1,759,093
Sibanye Stillwater Ltd.	951,576	1,220,264
Thungela Resources Ltd.	182,408	1,627,994
Tiger Brands Ltd.	213,990	1,979,329
Truworths International Ltd.	1,221,486	4,948,206
		35,355,355
Taiwan - 24.2%
Asustek Computer, Inc.	320,000	3,334,669
Catcher Technology Co. Ltd.	480,000	2,685,987
Chicony Electronics Co. Ltd.	800,000	3,070,757
China Motor Corp.	701,000	1,873,800
Dimerco Express Corp.	1,342,454	3,282,152
Generalplus Technology, Inc.	1,440,000	2,184,307
Global Mixed Mode Technology, Inc.	269,000	2,060,937
Holy Stone Enterprise Co. Ltd.	839,000	2,454,790
Huaku Development Co. Ltd.	800,000	2,259,288
IEI Integration Corp.	1,280,000	2,703,253
ITE Technology, Inc.	960,000	4,809,619
Nantex Industry Co. Ltd.	1,920,000	2,036,319
O-TA Precision Industry Co. Ltd.	800,000	2,103,900

	Shares	Value
Taiwan (continued)
Radiant Opto-Electronics Corp.	640,000	$2,446,740
Systex Corp.	800,000	2,466,471
TaiDoc Technology Corp.	480,000	2,108,833
Taiwan Semiconductor Co. Ltd.	765,000	1,834,962
Topco Scientific Co. Ltd.	52,000	270,942
Transcend Information, Inc.	800,000	1,810,390
Tripod Technology Corp.	640,000	3,255,742
Utechzone Co. Ltd.	888,000	1,894,546
Winstek Semiconductor Co. Ltd.	701,000	1,819,769
		52,768,173
Thailand - 0.1%
Tisco Financial Group PCL	72,800	194,950

Turkey - 3.7%
Aksa Akrilik Kimya Sanayii AS	48,165	150,690
Dogus Otomotiv Servis ve Ticaret AS	413,580	3,629,144
Enerjisa Enerji AS(a)	2,572,728	4,418,813
		8,198,647
Total Common Stocks (Cost $225,994,269)		210,709,809

Short-Term Investments - 3.9%
Money Market Funds - 3.9%
First American Treasury Obligations Fund - Class X, 5.28%(f)	8,559,437	8,559,437

Total Short-Term Investments (Cost $8,559,437)		8,559,437

Total Investments - 100.0% (Cost $234,553,706)		219,269,246

Liabilities in Excess of Other Assets - 0.0%(c)		(102,330)

Total Net Assets - 100.0%		$219,166,916

Percentages are stated as a percent of net assets.

AS - Turkish Joint Stock Company

PAO - Russian Public Stock Company

PJSC - Private Joint Stock Company

PLC - Public Limited Company

SA - Brazilian Limited Liability Corporation

Semi-Annual Report | October 31, 2023 5

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETFSchedule of Investments

October 31, 2023 (Unaudited)

(a)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $10,138,873 or 4.6% of the Fund’s net assets.

(b)Non-income producing security.

(c)Represents less than 0.05% of net assets.

(d)Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $5 or 0.0% of net assets as of October 31, 2023.

(e)These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2023 was $5, which represent 0.00% of the Fund’s net assets.

(f)The rate shown represents the 7-day effective yield as of October 31, 2023.

Represents less than 0.05% of net assets.

Cambria Emerging Shareholder Yield ETF(g)

	Level 1	Level 2	Level 3(h)	Total

Investments:
Common Stocks
Brazil	$8,370,070	$—	$—	$8,370,070
China	37,255,876	—	—	37,255,876
Hong Kong	2,555,829	—	—	2,555,829
India	17,112,428	—	—	17,112,428
Indonesia	3,427,939	—	—	3,427,939
Korea	31,633,852	—	—	31,633,852
Mexico	8,123,658	—	—	8,123,658
Poland	5,713,027	—	—	5,713,027
Russia	—	—	5	5
South Africa	35,355,355	—	—	35,355,355
Taiwan	52,768,173	—	—	52,768,173
Thailand	194,950	—	—	194,950
Turkey	8,198,647	—	—	8,198,647
Total Common Stocks	210,709,804	—	5	210,709,809
Short-Term Investments	8,559,437	—	—	8,559,437
Total Investments	$219,269,241	$—	$5	$219,269,246

(g) Refer to Note 2 in the Notes to Financial Statements for additional information.

(h)A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

6www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Energy	24.4%
Financials	20.9%
Materials	17.3%
Industrials	17.0%
Consumer Discretionary	6.8%
Information Technology	4.8%
Communication Services	4.5%
Consumer Staples	3.1%
Real Estate	1.2%
100.0%

Percentages based on total investments.

	Shares	Value
Common Stocks - 97.7%
Australia - 7.9%
CSR Ltd.	589,475	$2,097,762
Fortescue Metals Group Ltd.	217,972	3,083,426
New Hope Corp. Ltd.	651,554	2,384,813
Santos Ltd.	431,400	2,098,957
Super Retail Group Ltd.	289,045	2,416,623
Whitehaven Coal Ltd.	338,930	1,590,999
Woodside Energy Group Ltd.	94,571	2,055,291
Yancoal Australia Ltd.	533,422	1,634,354
		17,362,225
Austria - 0.9%
Wienerberger AG	82,343	1,998,697

Canada - 17.8%
Canadian Natural Resources Ltd.	36,896	2,342,933
Corus Entertainment, Inc. – Class B	1,260,958	581,946
Crescent Point Energy Corp.	312,256	2,503,902
Imperial Oil Ltd.	74,096	4,222,683
Interfor Corp.(a)	114,632	1,414,353
International Petroleum Corp.(a)	192,979	2,041,740
Labrador Iron Ore Royalty Corp.	107,544	2,365,309
MEG Energy Corp.(a)	165,782	3,275,592
Mullen Group Ltd.	239,170	2,269,679
Parex Resources, Inc.	110,488	2,117,736
Peyto Exploration & Development Corp.	202,476	2,131,711
Secure Energy Services, Inc.	415,164	2,305,219
Stelco Holdings, Inc.	91,888	2,589,496
Suncor Energy, Inc.	73,490	2,379,979
Trican Well Service Ltd.	657,772	2,224,590

	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd.	19,104	$1,289,305
Whitecap Resources, Inc.	295,072	2,278,869
		38,335,042
Denmark - 2.3%
D/S Norden AS	44,176	2,508,865
Scandinavian Tobacco Group A/S – Class A(b)	158,727	2,356,012
		4,864,877
Finland - 1.0%
Mandatum Oyj(a)	51,202	197,854
Sampo Oyj	49,065	1,926,591
		2,124,445
France - 6.9%
Amundi SA(b)	36,461	1,898,878
AXA SA	91,550	2,707,975
Coface SA	172,605	2,078,368
Metropole Television SA	112,722	1,410,978
Nexity SA	82,534	1,151,000
SCOR SE	103,153	3,072,467
TotalEnergies SE	43,564	2,913,209
		15,232,875
Germany - 3.7%
Bayerische Motoren Werke AG	18,340	1,700,509
DWS Group GmbH & Co. KGaA(b)	51,393	1,504,122
Freenet AG	104,077	2,636,367
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,698	2,281,997
		8,122,995
Hong Kong - 6.4%
China Resources Cement Holdings Ltd.	3,056,868	785,190
CK Hutchison Holdings Ltd.	364,922	1,844,371
New World Development Co. Ltd.	764,216	1,400,448
Orient Overseas International Ltd.	95,526	1,204,261
Pacific Basin Shipping Ltd.	6,113,738	1,765,701
PC Partner Group Ltd.	2,604,000	1,034,911
Shougang Fushan Resources Group Ltd.	6,596,934	2,166,592
Skyworth Group Ltd.	4,967,412	1,796,463
VTech Holdings Ltd.	267,476	1,556,951
		13,554,888
Italy - 4.1%
Anima Holding SpA(b)	458,179	1,869,386
Eni SpA	174,326	2,845,762
Unipol Gruppo SpA	423,795	2,292,311
UnipolSai Assicurazioni SpA	733,075	1,735,942
		8,743,401

Semi-Annual Report | October 31, 2023 7

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETFSchedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value
Japan - 21.3%
Citizen Watch Co. Ltd.	536,800	$3,091,714
Dai-ichi Life Holdings, Inc.	129,600	2,715,551
Hakuto Co. Ltd.	70,600	2,356,827
Iyogin Holdings, Inc.	442,500	3,154,355
Japan Petroleum Exploration Co. Ltd.	73,700	2,504,074
Japan Post Holdings Co. Ltd.	275,500	2,424,654
Japan Tobacco, Inc.	91,700	2,130,138
Kamigumi Co. Ltd.	110,000	2,213,426
Kawasaki Kisen Kaisha Ltd.	55,600	1,886,530
Kokuyo Co. Ltd.	146,600	2,251,590
Macnica Holdings, Inc.	53,600	2,130,562
Mitsubishi Logistics Corp.	73,300	1,896,152
Mitsuboshi Belting Ltd.	92,100	2,630,995
Mitsui & Co. Ltd.	70,900	2,533,830
MS&AD Insurance Group Holdings, Inc.	58,600	2,123,634
Press Kogyo Co. Ltd.	699,500	2,953,522
Sumitomo Warehouse Co. Ltd.	147,300	2,340,085
Tokio Marine Holdings, Inc.	92,200	2,033,479
Yamato Kogyo Co. Ltd.	55,300	2,618,792
		45,989,910
Luxembourg - 1.5%
APERAM SA	62,946	1,741,673
RTL Group SA	41,266	1,439,151
		3,180,824
Netherlands - 1.9%
NN Group NV	61,839	1,979,968
Stellantis NV	120,355	2,241,319
		4,221,287
New Zealand - 0.6%
Fletcher Building Ltd.	524,061	1,318,976

Norway - 4.0%
Elkem ASA(b)	667,733	1,032,896
Golden Ocean Group Ltd.	238,184	1,759,043
Hoegh Autoliners ASA	366,800	2,965,015
Telenor ASA	186,171	1,902,382
Yara International ASA	40,693	1,329,604
		8,988,940
Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	65,228	2,358,337
Repsol SA	174,716	2,555,787
		4,914,124
Sweden - 2.3%
SSAB AB	826,034	4,849,898

	Shares	Value
Switzerland - 1.8%
Glencore PLC	360,328	$1,905,787
Holcim AG	33,203	2,046,968
		3,952,755
United Kingdom - 11.0%
abrdn PLC	1,008,170	1,919,559
Aviva PLC(a)	351,782	1,700,033
Balfour Beatty PLC	571,443	2,147,582
Barratt Developments PLC	406,879	2,046,907
BP PLC	541,851	3,310,090
British American Tobacco PLC	68,112	2,031,588
Legal & General Group PLC	580,430	1,491,393
Man Group PLC/Jersey	626,859	1,672,406
Persimmon PLC	106,226	1,311,783
Quilter PLC(b)	1,512,973	1,469,316
Rio Tinto PLC	49,970	3,191,680
WPP PLC	191,738	1,646,718
		23,939,055
Total Common Stocks (Cost $224,422,487)		211,695,214

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 5.28%(c)	2,733,419	2,733,419

Total Short-Term Investments (Cost $2,733,419)		2,733,419

Total Investments - 99.0% (Cost $227,155,906)		214,428,633

Other Assets in Excess of Liabilities - 1.0%		2,233,185

Total Net Assets - 100.0%		$216,661,818

Percentages are stated as a percent of net assets.

GmH - German Company with limited liability

KgaA - German Master Limited Partnership

Oyj - Finnish public stock company

PLC - Public Limited Company

SpA - Italian Public Limited Company

8www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETFSchedule of Investments

October 31, 2023 (Unaudited)

(a)Non-income producing security.

(b)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $10,130,610 or 4.7% of the Fund’s net assets.

(c)The rate shown represents the 7-day effective yield as of October 31, 2023.

Cambria Foreign Shareholder Yield ETF(d)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$211,695,214	$—	$—	$211,695,214
Short-Term Investments	2,733,419	—	—	2,733,419
Total Investments	$214,428,633	$—	$—	$214,428,633

(d)Refer to Note 2 in the Notes to Financial Statements for additional information.

Semi-Annual Report | October 31, 2023 9

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.0%
100.0%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds - 98.7%
Alpha Architect International Quantitative Momentum ETF	39,520	$935,834
Alpha Architect US Quantitative Momentum ETF	46,550	1,910,133
Alpha Architect Value Momentum Trend ETF	21,964	470,030
Cambria Emerging Shareholder Yield ETF(a)	166,136	4,557,109
Cambria Foreign Shareholder Yield ETF(a)	95,418	2,237,552
Cambria Global Real Estate ETF(a)	142,500	3,132,065
Cambria Global Value ETF(a)	147,364	2,817,305
Cambria Shareholder Yield ETF(a)	67,070	3,957,129
Cambria Value and Momentum ETF(a)	83,410	2,175,066
Graniteshares Gold Trust(b)	87,666	1,720,884
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	235,144	3,451,913
Schwab US TIPS ETF	27,626	1,381,853
SPDR FTSE International Government Inflation-Protected Bond ETF	32,718	1,245,901
VanEck Emerging Markets High Yield Bond ETF	112,632	1,967,681
VanEck Gold Miners ETF/USA	15,732	440,653
VanEck International High Yield Bond ETF	52,364	1,013,757
VanEck J. P. Morgan EM Local Currency Bond ETF	129,124	3,060,239
Vanguard® Intermediate-Term Corporate Bond ETF	19,950	1,485,278
Vanguard® Intermediate-Term Treasury ETF	35,454	2,003,860
Vanguard® Long-Term Treasury ETF	29,678	1,561,360
Vanguard® Short-Term Corporate Bond ETF	14,174	1,061,066
Vanguard® Total Bond Market ETF	47,500	3,255,175
Vanguard® Total International Bond ETF	53,428	2,547,447
Total Exchange Traded Funds (Cost $53,603,931)		48,389,290

	Shares	Value
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 5.28%(c)	575,959	$575,959

Total Short-Term Investments (Cost $575,959)		575,959

Total Investments - 99.9% (Cost $54,179,890)		48,965,249

Other Assets in Excess of Liabilities - 0.1%		24,696

Total Net Assets - 100.0%		$48,989,945

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor’s Depository Receipt

TIPS - Treasury Inflated Protected Security

(a)Affiliated company as defined by the Investment Company Act of 1940.

(b)Non-income producing security.

(c)The rate shown represents the 7-day effective yield as of October 31, 2023.

10www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETFSchedule of Investments

October 31, 2023 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2023	Share Balance as of October 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$4,781,062	$—	$369,250	$—	$(374,639)	$4,557,109	$166,136	$240,402	$(221,505)	$2,941
Cambria Foreign Shareholder Yield ETF	2,422,663	—	179,774	—	(184,180)	2,237,552	95,418	98,031	(183,546)	2,841
Cambria Global Real Estate ETF	3,079,046	400,349	265,996	—	(259,848)	3,132,065	142,500	130,910	(351,559)	(1,919)
Cambria Global Value ETF	3,046,014	—	228,587	—	(234,871)	2,817,305	147,364	136,399	(228,820)	6,395
Cambria Shareholder Yield ETF	3,896,096	—	324,679	—	(316,924)	3,957,129	67,070	19,205	(105,610)	158,888
Cambria Value and Momentum ETF	2,051,536	—	172,852	—	(166,911)	2,175,066	83,410	10,697	53,967	63,622
Grand Total	$19,276,417	$400,349	$1,541,138	$—	$(1,537,373)	$18,876,226	$701,898	$635,644	$(1,037,073)	$232,768

Cambria Global Asset Allocation ETF(a)

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$48,389,290	$—	$—	$48,389,290
Short-Term Investments	575,959	—	—	575,959
Total Investments	$48,965,249	$—	$—	$48,965,249

(a)Refer to Note 2 in the Notes to Financial Statements for additional information.

Semi-Annual Report | October 31, 2023 11

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.0%
100.0%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds - 99.2%
Cambria Emerging Shareholder Yield ETF(a)	662,918	$18,183,840
Cambria Foreign Shareholder Yield ETF(a)	749,169	17,568,012
Cambria Shareholder Yield ETF(a)	144,023	8,497,357
Cambria Value and Momentum ETF(a)	349,633	9,117,310
iMGP DBi Managed Futures Strategy ETF	316,354	9,107,832
Invesco DB Energy Fund	419,260	9,404,002
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	636,511	9,343,981
iShares® Global Consumer Discretionary ETF	57,967	8,037,125
iShares® Global Energy ETF	231,140	9,139,276
iShares® Global Tech ETF	169,465	9,795,077
Grizzle Growth ETF(b)	377,058	8,892,724
United States Commodity Index Fund(c)	158,635	9,377,629
Vanguard® Total Stock Market ETF	42,109	8,707,720

WisdomTree Managed Futures Strategy Fund	258,821	$8,688,621
Total Exchange Traded Funds (Cost $145,206,421)		143,860,506

Short-Term Investments - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.28%(d)	1,180,027	1,180,027

Total Short-Term Investments (Cost $1,180,027)		1,180,027

Total Investments - 100.0% (Cost $146,386,448)		145,040,533

Liabilities in Excess of Other Assets - 0.0%(d)		(46,555)

Total Net Assets - 100.0%		$144,993,978

Percentages are stated as a percent of net assets.

(a)Affiliated company as defined by the Investment Company Act of 1940.

(b)Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.

(c)Non-income producing security.

(d)The rate shown represents the 7-day effective yield as of October 31, 2023.

(e)Represents less than 0.05% of net assets.

Transactions with affiliated companies during the period ended October 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2023	Share Balance as of October 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$21,819,192	$179,000	$—	$—	$(2,909,064)	$18,183,840	$662,918	$1,064,588	$(953,845)	$48,557
Cambria Foreign Shareholder Yield ETF	21,697,862	10,304,825	—	(10,226,994)	(2,388,314)	17,568,012	749,169	546,121	(945,254)	(874,113)
Cambria Shareholder Yield ETF	—	9,489,066	—	—	(486,000)	8,497,357	144,023	45,181	(504,945)	(764)
Cambria Value and Momentum ETF	—	9,395,809	—	—	(249,881)	9,117,310	349,633	—	(29,089)	471
Grizzle Growth ETF	—	9,404,591	—	—	(255,888)	8,892,724	377,058	—	(262,244)	6,265
	$43,517,054	$38,773,291	$—	$(10,226,994)	$(6,289,147)	$62,259,243	$2,282,801	$1,655,890	$(2,695,377)	$(819,584)

12www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETFSchedule of Investments

October 31, 2023 (Unaudited)

Investments no longer affiliated as of October 31, 2023

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2023	Share Balance as of October 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Global Value ETF	$22,308,015	$—	$(17,946,869)	$—	$(2,268,697)	$—	$—	$694,341	$(1,194,611)	$(897,838)
Invesco DB Precious Metals Fund	11,918,973	—	—	(10,201,839)	(1,003,346)	—	—	—	(747,254)	33,466
	$34,226,988	$—	$(17,946,869)	$(10,201,839)	$(3,272,043)	$—	$—	$694,341	$(1,941,865)	$(864,372)

Grand Total	$77,744,042	$38,773,291	$(17,946,869)	$(20,428,833)	$(9,561,190)	$62,259,243	$2,282,801	$2,350,231	$(4,637,242)	$(1,683,956)

Cambria Global Momentum ETF(a)

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$143,860,506	$—	$—	$143,860,506
Short-Term Investments	1,180,027	—	—	1,180,027
Total Investments	$145,040,533	$—	$—	$145,040,533

(a)Refer to Note 2 in the Notes to Financial Statements for additional information.

Semi-Annual Report | October 31, 2023 13

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.0%
100.0%

Percentages based on total investments.

	Shares	Value
Real Estate Investment Trusts - 94.7%
Australia - 4.3%
BWP Trust	118,788	$244,897
Hotel Property Investments Ltd.	139,118	225,918
Mirvac Group	148,827	171,823
Vicinity Ltd.	236,531	255,073
		897,711
France - 3.6%
Carmila SA	14,896	208,367
Klepierre SA	13,091	317,201
Mercialys SA	27,892	237,281
		762,849
Hong Kong - 2.6%
Champion Real Estate Investment Trust	627,000	197,909
Fortune Real Estate Investment Trust	304,000	170,157
Sunlight Real Estate Investment Trust	608,000	167,826
		535,892
Japan - 3.8%
Ooedo Onsen Reit Investment Corp.	684	293,320
Tokyu Real Estate Investment Trust, Inc.	190	226,132
Tosei Reit Investment Corp.	304	273,364
		792,816
Malaysia - 2.4%
IGB Real Estate Investment Trust	830,300	296,256
Pavilion Real Estate Investment Trust	849,300	215,690
		511,946
Mexico - 7.8%
Concentradora Fibra Danhos SA de CV	355,300	381,135
FIBRA Macquarie Mexico(a)	187,530	288,540
Fibra Uno Administracion SA de CV	216,790	329,592
Prologis Property Mexico SA de CV	64,600	231,935
TF Administradora Industrial S de RL de CV	224,200	363,615
		1,594,817

	Shares	Value
Netherlands - 2.7%
Vastned Retail NV	12,958	$259,410
Wereldhave NV	20,311	305,818
		565,228
Singapore - 2.4%
AIMS APAC Real Estate Investment Trust	248,900	218,150
PARAGON Real Estate Investment Trust	450,300	261,468
		479,618
South Africa - 4.9%
Growthpoint Properties Ltd.	395,656	205,709
Redefine Properties Ltd.	1,460,568	274,285
SA Corporate Real Estate Ltd.	2,667,980	273,419
Stor-Age Property Real Estate Investment Trust Ltd.	406,429	261,685
		1,015,098
Thailand - 2.5%
Frasers Property Thailand Industrial Freehold & Leasehold Real Estate Investment Trust	1,018,400	272,008
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	1,018,400	256,424
		528,432
Turkey - 1.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,100,860	255,008

United States - 56.5%(b)
Agree Realty Corp.	4,560	255,086
Apple Hospitality Real Estate Investment Trust, Inc.	19,475	305,368
Armada Hoffler Properties, Inc.	26,828	267,207
AvalonBay Communities, Inc.	1,235	204,689
Brixmor Property Group, Inc.	15,200	316,008
Broadstone Net Lease, Inc.	14,079	199,218
CareTrust Real Estate Investment Trust, Inc.	15,314	329,557
Chatham Lodging Trust	24,909	230,408
Community Healthcare Trust, Inc.	7,372	211,355
COPT Defense Properties	11,400	259,920
Empire State Realty Trust, Inc.	45,809	370,595
EPR Properties	6,384	272,597
Equity Commonwealth	12,217	231,390
Equity Residential	5,035	278,587
Essential Properties Realty Trust, Inc.	9,272	203,520

14www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETFSchedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value
United States (continued)
Four Corners Property Trust, Inc.	12,654	$269,530
Franklin Street Properties Corp.	66,500	115,710
Gaming and Leisure Properties, Inc.	5,187	235,438
Getty Realty Corp.	7,752	206,358
Global Net Lease, Inc.	49,379	392,069
Highwoods Properties, Inc.	7,600	135,964
Hudson Pacific Properties, Inc.	42,389	189,055
Innovative Industrial Properties, Inc.	3,249	233,376
InvenTrust Properties Corp.	12,863	322,861
Kilroy Realty Corp.	5,700	162,906
LTC Properties, Inc.	7,391	233,630
LXP Industrial Trust	21,641	171,180
Mid-America Apartment Communities, Inc.	1,482	175,098
National Health Investors, Inc.	5,073	253,853
NexPoint Diversified Real Estate Trust	25,100	197,788
NNN REIT, Inc.	7,600	276,108
Omega Healthcare Investors, Inc.	9,975	330,173
Orion Office Real Estate Investment Trust, Inc.	35,169	168,108
Physicians Realty Trust	18,126	196,848
Regency Centers Corp.	9,042	544,878
Retail Opportunity Investments Corp.	19,000	223,060
Rexford Industrial Realty, Inc.	5,700	246,468
RPT Realty	26,600	287,014
Sabra Health Care Real Estate Investment Trust, Inc.	24,092	328,615
Saul Centers, Inc.	7,600	264,252
SITE Centers Corp.	22,800	265,848
Spirit Realty Capital, Inc.	7,505	270,105
STAG Industrial, Inc.	6,346	210,814
Tanger Factory Outlet Centers, Inc.	16,397	369,752
Universal Health Realty Income Trust	6,707	257,817
VICI Properties, Inc.	9,310	259,749
		11,729,930
Total Real Estate Investment Trusts (Cost $22,457,506)		19,669,345

Common Stocks - 2.4%
Canada - 1.0%
H&R Real Estate Investment Trust	33,174	204,056

Turkey - 1.4%
Yeni Gimat Gayrimenkul Ortakligi AS	219,165	287,739

Total Common Stocks (Cost $602,242)		491,795

	Shares	Value
Short-Term Investments - 2.4%
Money Market Funds - 2.4%
First American Treasury Obligations Fund - Class X, 5.28%(b)	505,809	$505,809

Total Short-Term Investments (Cost $505,809)		505,809

Total Investments - 99.5% (Cost $23,565,557)		20,666,949

Other Assets in Excess of Liabilities - 0.5%		107,477

Total Net Assets - 100.0%		$20,774,426

Percentages are stated as a percent of net assets.

AS - Turkish Joint Stock Company

NV - Dutch Public Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA de CV - Mexican Public Limited Company with Variable Capital

(a)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $288,540 or 1.4% of the Fund’s net assets.

(b)The rate shown represents the 7-day effective yield as of October 31, 2023.

Cambria Global Real Estate ETF(c)

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$19,669,345	$—	$—	$19,669,345
Common Stocks	491,795	—	—	491,795
Short-Term Investments	505,809	—	—	505,809
Total Investments	$20,666,949	$—	$—	$20,666,949

(c)Refer to Note 2 in the Notes to Financial Statements for additional information.

Semi-Annual Report | October 31, 2023 15

The accompanying notes are an integral part of these financial statements.

Cambria Global Tail Risk ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	79.8%
Purchased Options	15.2%
Foreign Government Bond	5.0%
100.0%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds - 74.9%
iShares® 7-10 Year Treasury Bond ETF	8,435	$755,693
iShares® TIPS Bond ETF	7,254	745,711
VanEck J. P. Morgan EM Local Currency Bond ETF	29,150	690,855
Vanguard® Total International Bond ETF	14,221	678,057
Total Exchange Traded Funds (Cost $3,058,117)		2,870,316

	Notional Amount	Contracts	Value
Options Purchased - 14.3%
Put Options - 14.3%
MSCI EAFE Index
Expires 12/25/2023, Strike Price $1,900	$779,166	4	$9,500
Expires 03/15/2024, Strike Price $2,000	2,337,496	12	105,840
Expires 06/21/2024, Strike Price $2,000	2,727,079	14	157,640
Expires 09/20/2024, Strike Price $1,900	779,166	4	34,620
MSCI Emerging Markets Index
Expires 12/15/2023, Strike Price $950	366,079	4	16,320
Expires 03/15/2024, Strike Price $950	1,464,314	16	82,560
Expires 06/21/2024, Strike Price $950	1,464,314	16	99,920
Expires 09/20/2024, Strike Price $900	732,157	8	41,600
Total Put Options			548,000
Total Options Purchased (Cost $444,729)			548,000

	Currency Face Amount	Value
Foreign Government Bond - 4.7%
Colombian TES, 7.500%, 08/26/2026	812,500,000	$181,624

Total Foreign Government Bond (Cost $284,938)		181,624

	Shares
Short-Term Investments - 4.7%
Money Market Funds - 4.7%
First American Treasury Obligations Fund - Class X, 5.28%(a)	181,994	181,994
Total Short-Term Investments (Cost $181,994)		181,994

Total Investments - 98.6% (Cost $3,969,778)		3,781,934

Other Assets in Excess of Liabilities - 1.4%		52,401

Total Net Assets - 100.0%		$3,834,335

Percentages are stated as a percent of net assets.

EAFE - Europe, Australasia and Far East

ETF - Exchange Traded Funds

MSCI - Morgan Stanley Capital International

TES - Trans Eurpoean Banking Services

TIPS - Treasure Inflated Protected Security

(a)The rate shown represents the 7-day effective yield as of October 31, 2023.

Cambria Global Tail Risk ETF(b)

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$2,870,316	$—	$—	$2,870,316
Options Purchased	—	548,000	—	548,000
Foreign Government Bond	—	181,624	—	181,624
Short-Term Investments	181,994	—	—	181,994
Total Investments	$3,052,310	$729,624	$—	$3,781,934

(b) Refer to Note 2 in the Notes to Financial Statements for additional information.

16www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Global Value ETF
Financials	35.0%
Utilities	16.7%
Energy	10.1%
Materials	9.6%
Industrials	8.9%
Real Estate	6.8%
Consumer Staples	5.2%
Consumer Discretionary	3.4%
Information Technology	1.5%
Communication Services	1.5%
Health Care	1.3%
100.0%

Percentages based on total investments.

	Shares	Value
Common Stocks – 93.3%
Austria - 9.5%
ANDRITZ AG	14,490	$665,403
AT&S Austria Technologie & Systemtechnik AG	32,655	818,198
BAWAG Group AG(a)	19,950	885,316
Erste Group Bank AG(b)	47,254	1,685,736
EVN AG(b)	42,315	1,148,441
OMV AG	21,210	928,214
Raiffeisen Bank International AG(b)	62,580	905,172
Verbund AG - Class A	11,130	965,686
Voestalpine AG	29,295	730,290
Wienerberger AG	33,075	802,824
		9,535,280
Brazil - 5.8%
Atacadao SA	399,000	710,670
Banco Santander Brasil SA	147,000	782,853
Centrais Eletricas Brasileiras SA	126,000	867,199
Cia Siderurgica Nacional SA	315,000	736,619
JBS S/A	252,000	1,003,152
Telefonica Brasil SA	94,500	846,456
Vale SA	63,000	862,575
		5,809,524
Chile - 8.7%
Banco Santander Chile	19,190,220	836,651
CAP SA	79,485	434,459
Cencosud SA	593,460	961,472
Cia Sud Americana de Vapores SA	8,344,875	463,397

	Shares	Value
Chile (continued)
Colbun SA	9,456,720	$1,372,968
Empresas CMPC SA	637,350	1,139,397
Empresas Copec SA	132,090	874,451
Enel Américas SA(b)	8,988,420	923,949
Falabella SA	351,120	714,990
Quinenco SA	343,770	930,445
		8,652,179
Czech Republic - 7.9%
CEZ AS	40,950	1,752,216
Komercni Banka AS	72,660	2,127,993
Moneta Money Bank AS(a)	645,645	2,494,318
Philip Morris CR AS	2,415	1,662,109
		8,036,636
Greece - 0.0%(c)
FF Group(b)(d)	25,407	—

Hong Kong - 6.8%
BOC Hong Kong Holdings Ltd.	315,000	833,264
China Overseas Land & Investment Ltd.	367,500	694,118
China Resources Land Ltd.	210,000	786,301
CK Asset Holdings Ltd.	157,500	786,972
CK Hutchison Holdings Ltd.	157,500	796,029
Geely Automobile Holdings Ltd.	735,000	833,130
Orient Overseas International Ltd.	52,500	661,848
Sino Land Co. Ltd.	840,000	838,363
Swire Properties Ltd.	378,000	731,340
		6,961,365
Italy - 10.0%
A2A SpA	574,245	1,076,075
Assicurazioni Generali SpA	47,250	937,161
Banco BPM SpA	219,660	1,120,973
Enel SpA	155,190	983,269
Eni SpA	65,520	1,069,573
Intesa Sanpaolo SpA	360,780	937,748
Leonardo SpA	78,855	1,187,720
Pirelli & C SpA(a)	188,475	837,786
UniCredit SpA	45,570	1,139,142
UnipolSai Assicurazioni SpA	369,810	875,721
		10,165,168
Malaysia - 7.9%
CIMB Group Holdings Bhd	808,500	968,944
Hartalega Holdings Bhd(b)	1,785,000	775,517
Hong Leong Bank Bhd	199,500	812,320
Malayan Banking Bhd	462,000	874,644

Semi-Annual Report | October 31, 2023 17

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETFSchedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	525,000	$808,794
Public Bank Bhd	892,500	779,263
RHB Bank Bhd	682,500	799,318
Sime Darby Bhd	1,753,500	842,799
Sime Darby Plantation Bhd	777,000	707,772
Top Glove Corp. Bhd(b)	3,570,000	543,236
		7,912,607
Poland - 10.5%
Alior Bank SA(b)	122,430	1,923,628
Jastrzebska Spolka Weglowa SA(b)	60,690	719,569
KGHM Polska Miedz SA	30,345	808,686
Lubelski Wegiel Bogdanka SA	79,380	693,530
ORLEN SA	189,057	2,984,843
PGE Polska Grupa Energetyczna SA(b)	437,010	757,185
Powszechny Zaklad Ubezpieczen SA	141,330	1,597,493
Tauron Polska Energia SA(b)	1,242,150	1,090,850
		10,575,784
Russia - 0.0%(c)
Alrosa PJSC(d)(e)	1,262,976	—
Gazprom Neft PJSC(d)(e)	334,880	—
Gazprom PJSC(b)(d)(e)	373,048	—
Rosneft Oil Co. PJSC(d)(e)	198,016	—
Sberbank of Russia PJSC(d)(e)	287,609	—
Severstal PAO(b)(d)(e)	82,992	—
Unipro PJSC(b)(d)(e)	22,421,984	—
		—
Singapore - 8.9%
CapitaLand Ascott Trust – REIT	17,206	11,310
CapitaLand Investment Ltd./Singapore	315,000	676,405
CDL Hospitality Trusts	18,650	13,213
City Developments Ltd.	168,000	775,488
Genting Singapore Ltd.	1,386,000	870,584
Jardine Cycle & Carriage Ltd.	42,000	865,062
Oversea-Chinese Banking Corp. Ltd.	105,000	972,428
Sembcorp Industries Ltd.	378,000	1,267,224
Singapore Airlines Ltd.	241,500	1,077,723
United Overseas Bank Ltd.	42,000	828,865
UOL Group Ltd.	178,500	769,200
Venture Corp. Ltd.	73,500	628,090
		8,755,592
Spain - 9.5%
Acciona SA	4,830	608,164
Banco Bilbao Vizcaya Argentaria SA	132,510	1,040,630
Banco Santander SA	325,710	1,194,501
CaixaBank SA	295,470	1,198,962

	Shares	Value
Spain (continued)
Enagas SA	43,155	$721,236
Endesa SA	44,940	844,744
Ferrovial SE	36,855	1,109,054
Iberdrola SA	82,005	911,080
Mapfre SA	523,740	1,087,280
Naturgy Energy Group SA	31,185	881,016
		9,596,667
United Kingdom - 7.8%
Anglo American PLC	21,685	552,576
Aviva PLC(b)	132,366	639,676
Barclays PLC	510,720	816,914
BP PLC	180,689	1,103,803
Legal & General Group PLC	305,774	785,675
Lloyds Banking Group PLC	1,737,855	843,644
Rio Tinto PLC	13,765	879,197
Segro PLC - REIT	64,470	558,551
Shell PLC	33,390	1,074,053
Vodafone Group PLC	619,710	570,193
		7,824,282
Total Common Stocks (Cost $112,727,938)		93,825,084

Preferred Stocks - 2.9%
Brazil - 2.9%
Gerdau SA, 0.00%	187,425	813,380
Itau Unibanco Holding SA, 0.00%	210,000	1,117,112
Petroleo Brasileiro SA, 0.00%	147,000	1,012,607
		2,943,099
Total Preferred Stocks (Cost $2,810,101)		2,943,099

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class X, 5.28%(f)	3,081,586	3,081,586

Total Short-Term Investments (Cost $3,081,586)		3,081,586

Total Investments - 99.3% (Cost $118,619,625)		99,849,769

Other Assets in Excess of Liabilities - 0.7%		681,380

Total Net Assets - 100.0%		$100,531,149

Percentages are stated as a percent of net assets.

18www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETFSchedule of Investments

October 31, 2023 (Unaudited)

PJSC - Private Joint Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $4,217,420 or 4.2% of the Fund’s net assets.

(b)Non-income producing security.

(c)Represents less than 0.05% of net assets.

(d)Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $0 or 0.0% of net assets as of October 31, 2023.

(e)These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2023 was $0, which represent 0.00% of the Fund’s net assets.

(f)The rate shown represents the 7-day effective yield as of October 31, 2023.

Cambria Global Value ETF(g)

	Level 1	Level 2	Level 3(h)	Total
Investments:
Common Stocks
Austria	$9,535,280	$—	$—	$9,535,280
Brazil	5,809,524	—	—	5,809,524
Chile	8,652,179	—	—	8,652,179
Czech Republic	8,036,636	—	—	8,036,636
Greece	—	—	—	—
Hong Kong	6,961,365	—	—	6,961,365
Italy	10,165,168	—	—	10,165,168
Malaysia	7,912,607	—	—	7,912,607
Poland	10,575,784	—	—	10,575,784
Russia	—	—	0(i)	0(i)
Singapore	8,755,592	—	—	8,755,592
Spain	9,596,667	—	—	9,596,667
United Kingdom	7,824,282	—	—	7,824,282
Total Common Stocks	93,825,084	—	—	93,825,084
Preferred Stocks	2,943,099	—	—	2,943,099
Short-Term Investments	3,081,586	—	—	3,081,586
Total Investments	$99,849,769	$—	$—	$99,849,769

(g)Refer to Note 2 in the Notes to Financial Statements for additional information.

(h)A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(i)Rounds to zero.

Semi-Annual Report | October 31, 2023 19

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF Schedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Shareholder Yield ETF
Energy	24.3%
Materials	19.3%
Financials	18.6%
Consumer Discretionary	16.7%
Industrials	8.1%
Health Care	5.7%
Information Technology	4.6%
Communication Services	1.9%
Consumer Staples	0.8%
100.0%

Percentages based on total investments.

	Shares	Value
Common Stocks - 99.9%
Communication Services - 1.9%
Comcast Corp.	195,576	$8,075,333
Fox Corp.	238,850	7,258,652
		15,333,985
Consumer Discretionary - 16.7%
Adtalem Global Education, Inc.(a)	203,725	10,552,955
Advance Auto Parts, Inc.	47,770	2,485,473
AutoNation, Inc.(a)	90,763	11,806,451
Big 5 Sporting Goods Corp.	493,998	3,487,626
Dillard’s, Inc. - Class A	42,150	13,085,468
Ethan Allen Interiors, Inc.	298,984	7,851,320
Foot Locker, Inc.	206,254	4,329,271
Haverty Furniture Cos., Inc.	231,825	6,039,041
KB Home	187,708	8,296,694
LKQ Corp.	152,021	6,676,762
ODP Corp.(a)	171,691	7,712,360
Oxford Industries, Inc.	79,523	6,711,741
Penske Automotive Group, Inc.	82,775	11,843,447
PulteGroup, Inc.	177,311	13,048,316
Tapestry, Inc.	215,246	5,932,180
Toll Brothers, Inc.	189,051	13,367,797
Whirlpool Corp.	49,456	5,171,119
		138,398,021
Consumer Staples - 0.8%
Cal-Maine Foods, Inc.	144,822	6,561,885

	Shares	Value
Energy - 24.3%
APA Corp.	190,799	$7,578,536
California Resources Corp.	175,344	9,221,341
Chevron Corp.	57,809	8,424,506
Civitas Resources, Inc.	122,000	9,202,460
CNX Resources Corp.(a)	492,312	10,693,017
ConocoPhillips	76,713	9,113,504
CONSOL Energy, Inc.	146,940	13,502,316
Coterra Energy, Inc.	327,365	9,002,538
CVR Energy, Inc.	408,293	13,371,595
Devon Energy Corp.	140,781	6,556,171
EOG Resources, Inc.	71,936	9,081,920
Exxon Mobil Corp.	94,697	10,023,677
HF Sinclair Corp.	149,492	8,278,867
Marathon Oil Corp.	311,629	8,510,588
Marathon Petroleum Corp.	77,556	11,730,345
Occidental Petroleum Corp.	138,252	8,545,356
Pioneer Natural Resources Co.	34,282	8,193,398
Plains GP Holdings LP – Class A	704,467	11,046,043
Range Resources Corp.	276,785	9,919,974
SM Energy Co.	218,899	8,826,008
Valero Energy Corp.	80,766	10,257,282
		201,079,442
Financials - 18.5%
Affiliated Managers Group, Inc.	57,013	6,998,916
Aflac, Inc.	137,128	10,711,067
Allstate Corp.	63,506	8,137,024
Ally Financial, Inc.	208,783	5,050,461
American Financial Group, Inc.	60,696	6,637,715
Ameriprise Financial, Inc.	34,001	10,695,695
Assured Guaranty Ltd.	168,881	10,538,175
Cathay General Bancorp	206,816	7,013,131
Discover Financial Services	70,531	5,789,184
Federated Hermes, Inc. - Class B	246,718	7,820,961
Jefferies Financial Group, Inc.	252,346	8,120,494
Lincoln National Corp.	118,020	2,569,295
Loews Corp.	138,533	8,867,497
MetLife, Inc.	117,458	7,048,655
Mr Cooper Group, Inc.(a)	164,947	9,324,454
PennyMac Financial Services, Inc.	116,334	7,817,645
Principal Financial Group, Inc.	123,921	8,386,973
PROG Holdings, Inc.(a)	270,603	7,411,816
SLM Corp.	446,790	5,808,270
Synchrony Financial	173,939	4,878,989
Western Union Co.	390,590	4,409,761
		154,036,178

20www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF Schedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value
Health Care - 5.7%
AMN Healthcare Services, Inc.(a)	70,531	$5,350,482
Cigna Group	32,034	9,904,913
McKesson Corp.	20,854	9,496,077
Quest Diagnostics, Inc.	51,142	6,653,574
Universal Health Services, Inc. – Class B	62,663	7,888,645
Viatris, Inc.	894,704	7,962,866
		47,256,557
Industrials - 8.1%
Atkore, Inc.(a)	69,969	8,695,747
Builders FirstSource, Inc.(a)	61,539	6,678,212
Encore Wire Corp.	43,937	7,857,254
ManpowerGroup, Inc.	92,449	6,468,657
Matson, Inc.	109,590	9,539,810
Owens Corning	85,204	9,659,577
Ryder System, Inc.	91,371	8,912,327
Veritiv Corp.	53,517	9,066,315
		66,877,899
Information Technology - 4.6%
Arrow Electronics, Inc.(a)	66,035	7,489,029
DXC Technology Co.(a)	236,602	4,772,262
HP, Inc.	271,446	7,147,173
Kulicke & Soffa Industries, Inc.	150,954	6,281,196
Sanmina Corp.(a)	158,484	8,062,082
Xerox Holdings Corp.	339,167	4,354,904
		38,106,646
Materials - 19.3%
Alpha Metallurgical Resources, Inc.	58,448	12,856,221
CF Industries Holdings, Inc.	74,465	5,940,818
Dow, Inc.	155,955	7,538,865
DuPont de Nemours, Inc.	117,458	8,560,339
Greif, Inc. – Class A	125,326	7,958,201
Huntsman Corp.	264,702	6,175,498
International Paper Co.	181,245	6,113,394
Louisiana-Pacific Corp.	200,353	10,274,102
LyondellBasell Industries NV – Class A	80,085	7,226,870
Mosaic Co.	252,619	8,205,065
Nucor Corp.	78,250	11,564,568
Olin Corp.	146,682	6,266,255
Reliance Steel & Aluminum Co.	49,737	12,652,097
Ryerson Holding Corp.	378,507	10,995,628
Steel Dynamics, Inc.	85,424	9,098,510
Sylvamo Corp.	167,959	7,440,584
United States Steel Corp.	305,421	10,350,718
Warrior Met Coal, Inc.	211,593	10,310,927
		159,528,660

	Shares	Value
Total Common Stocks (Cost $840,507,241)		$827,179,273

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 5.28%(b)	1,097,025	1,097,025

Total Short-Term Investments (Cost $1,097,025)		1,097,025

Total Investments - 100.0% (Cost $841,604,266)		828,276,298

Other Assets in Excess of Liabilities - 0.0%(c)		141,015

Total Net Assets - 100.0%		$828,417,313

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)The rate shown represents the 7-day effective yield as of October 31, 2023.

(c)Represents less than 0.05% of net assets.

Cambria Shareholder Yield ETF(d)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$827,179,273	$—	$—	$827,179,273
Short-Term Investments	1,097,025	—	—	1,097,025
Total Investments	$828,276,298	$—	$—	$828,276,298

(d)Refer to Note 2 in the Notes to Financial Statements for additional information.

Semi-Annual Report | October 31, 2023 21

The accompanying notes are an integral part of these financial statements.

Cambria Tail Risk ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	90.3%
Purchased Options	9.7%
100.0%

Percentages based on total investments.

	Par	Value
U.S. Treasury Obligations - 85.2%
U.S. Treasury Bond, 4.125%, 11/15/2032	$110,580,000	$104,178,455
Total U.S. Treasury Obligations (Cost $112,576,192)		104,178,455

	Notional Amount	Contracts	Value
Options Purchased - 9.2%
Put Options - 9.2%
S&P 500® Index
Expires 12/15/2023, Strike Price $3,600	$25,582,180	61	$39,345
Expires 3/15/2024, Strike Price $3,800	77,585,300	185	1,043,400
Expires 6/21/2024, Strike Price $3,800	89,747,320	214	1,958,100
Expires 9/20/2024, Strike Price $4,200	51,583,740	123	2,710,305
Expires 9/20/2024, Strike Price $4,000	56,196,920	134	2,182,860
Expires 12/202024, Strike Price $4,100	63,326,380	151	3,284,250
Total Options (Cost $10,895,453)			11,218,260

Total Investments - 94.4% (Cost $123,471,645)			115,396,715

Other Assets in Excess of Liabilities - 5.6%			6,889,058

Total Net Assets - 100.0%			$122,285,773

Percentages are stated as a percent of net assets.

Cambria Tail Risk ETF(a)

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$104,178,455	$—	$104,178,455
Options	—	11,218,260	—	11,218,260
Total Investments	$—	$115,396,715	$—	$115,396,715

(a)Refer to Note 2 in the Notes to Financial Statements for additional information.

22www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.0%
100.0%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds - 98.7%
Alpha Architect Value Momentum Trend ETF	23,191	$496,287
Cambria Emerging Shareholder Yield ETF(a)	339,782	9,320,220
Cambria Foreign Shareholder Yield ETF(a)	403,580	9,463,951
Cambria Global Real Estate ETF(a)	178,687	3,927,433
Cambria Global Value ETF(a)	251,821	4,814,314
Cambria Shareholder Yield ETF(a)	118,387	6,984,833
Cambria Value and Momentum ETF(a)	442,560	11,540,548
First Trust Managed Futures Strategy Fund	72,609	3,512,177
iMGP DBi Managed Futures Strategy ETF	232,888	6,704,846
Invesco DB Energy Fund	102,393	2,296,675
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	471,500	6,921,620
iShares® Global Consumer Discretionary ETF	15,675	2,173,339
iShares® Global Energy ETF	60,928	2,409,093
iShares® Global Tech ETF	43,177	2,495,631
KFA Mount Lucas Managed Future	38,384	1,241,722
Schwab US TIPS ETF	45,503	2,276,060
Simplify Managed Futures Strategy ETF	45,185	1,193,788
SPDR® FTSE International Government Inflation-Protected Bond ETF	56,140	2,137,811
Grizzle Growth ETF(b)	93,685	2,209,514
United States Commodity Index Fund(c)	41,694	2,464,720
VanEck J. P. Morgan EM Local Currency Bond ETF	298,403	7,072,151
Vanguard® Intermediate-Term Treasury ETF	146,292	8,268,424
Vanguard® Total Bond Market ETF	95,675	6,556,608
Vanguard® Total Stock Market ETF	11,165	2,308,810
WisdomTree Managed Futures Strategy Fund	68,114	2,286,587
Total Exchange Traded Funds (Cost $116,807,107)		111,077,162

	Shares	Value
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 5.28%(d)	1,419,067	$1,419,067
Total Short-Term Investments (Cost $1,419,067)		1,419,067

Total Investments - 100.0% (Cost $118,226,174)		112,496,229

Other Assets in Excess of Other Assets - 0.0%(e)		19,615

Total Net Assets - 100.0%		$112,515,844

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor’s Depository Receipt

TIPS - Treasury Inflated Protected Security

(a) Affiliated company as defined by the Investment Company Act of 1940.

(b)Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.

(c)Non-income producing security.

(d)The rate shown represents the 7-day effective yield as of October 31, 2023.

(e)Represents less than 0.05% of net assets.

Semi-Annual Report | October 31, 2023 23

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETFSchedule of Investments

October 31, 2023 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2023 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2023	Share Balance as of October 31, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$9,884,898	$96,705	$199,658	$—	$(415,048)	$9,320,220	$339,782	$512,229	$(469,469)	$23,476
Cambria Foreign Shareholder Yield ETF	10,429,729	2,576,344	34,854	(2,317,714)	(414,662)	9,463,951	403,580	360,052	(669,703)	(174,897)
Cambria Global Real Estate ETF	4,513,970	—	92,379	(29,357)	(185,791)	3,927,433	178,687	174,026	(445,488)	(18,280)
Cambria Global Value ETF	10,618,324	—	215,004	(4,860,258)	(219,873)	4,814,314	251,821	490,357	(375,868)	(563,015)
Cambria Shareholder Yield ETF	4,751,297	2,467,396	100,502	—	(289,239)	6,984,833	118,387	60,535	(75,593)	30,470
Cambria Value and Momentum ETF	9,232,280	1,962,523	196,712	—	(412,911)	11,540,548	442,560	49,684	549,534	12,410
Grizzle Growth ETF	—	2,274,672	—	—	—	2,209,514	93,685	—	(65,158)	—
Grand Total	$49,430,498	$9,377,640	$839,109	$(7,207,329)	$(1,937,524)	$48,260,813	$1,828,502	$1,646,883	$(1,551,745)	$(689,836)

Cambria Trinity ETF(a)

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$111,077,162	$—	$—	$111,077,162
Short-Term Investments	1,419,067	—	—	1,419,067
Total Investments	$112,496,229	$—	$—	$112,496,229

(a)Refer to Note 2 in the Notes to Financial Statements for additional information.

24www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETFSchedule of Investments

October 31, 2023 (Unaudited)

Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	23.6%
Financials	18.1%
Industrials	17.1%
Energy	16.0%
Materials	11.7%
Information Technology	7.6%
Health Care	4.0%
Communication Services	1.9%
100.0%

Percentages based on total investments.

	Shares	Value
Common Stocks - 87.1%
Communication Services - 1.7%
Scholastic Corp.	14,256	$526,046
Telephone and Data Systems, Inc.	29,342	533,731
		1,059,777
Consumer Discretionary - 20.6%
Adtalem Global Education, Inc.(a)	12,000	621,600
Asbury Automotive Group, Inc.(a)	2,439	466,751
AutoNation, Inc.(a)	4,416	574,433
Beazer Homes USA, Inc.(a)	20,933	506,369
Century Communities, Inc.	8,380	515,370
DR Horton, Inc.	5,192	542,045
Green Brick Partners, Inc.(a)	15,192	587,930
Group 1 Automotive, Inc.	2,736	690,375
KB Home	8,400	371,280
Lennar Corp. – Class A	4,850	517,398
M/I Homes, Inc.(a)	8,331	683,725
MDC Holdings, Inc.	9,648	366,142
Meritage Homes Corp.	4,518	515,142
ODP Corp.(a)	11,975	537,917
Patrick Industries, Inc.	7,283	547,317
Penske Automotive Group, Inc.	4,992	714,256
Perdoceo Education Corp.	40,566	733,840
PulteGroup, Inc.	8,919	656,349
PVH Corp.	5,280	392,568
Taylor Morrison Home Corp.(a)	13,693	524,716
Toll Brothers, Inc.	8,598	607,965
Tri Pointe Homes, Inc.(a)	13,632	341,618
Upbound Group, Inc.	14,160	369,010
Urban Outfitters, Inc.(a)	13,776	476,925
		12,861,041

	Shares	Value
Energy - 13.9%
California Resources Corp.	9,286	$488,351
Chord Energy Corp.	4,714	779,318
Civitas Resources, Inc.	8,448	637,233
CNX Resources Corp.(a)	23,079	501,276
CONSOL Energy, Inc.	9,120	838,036
Earthstone Energy, Inc.	26,422	559,354
Exxon Mobil Corp.	5,568	589,373
Gulfport Energy Corp.(a)	4,464	551,795
Helix Energy Solutions Group, Inc.(a)	78,497	769,271
Marathon Petroleum Corp.	4,800	726,000
PBF Energy, Inc. - Class A	15,671	744,843
Permian Resources Corp.	62,945	917,108
Plains GP Holdings LP – Class A	39,792	623,939
		8,725,897
Financials - 15.9%
American Equity Investment Life Holding Co.(a)	11,712	620,268
Bancorp, Inc.(a)	16,810	599,277
eHealth, Inc.(a)	61,619	528,691
Enova International, Inc.(a)	11,498	458,540
First Citizens BancShares, Inc. – Class A	336	463,929
Genworth Financial, Inc. – Class A(a)	110,291	660,643
Loews Corp.	11,198	716,783
MGIC Investment Corp.	28,512	480,142
Mr Cooper Group, Inc.(a)	12,624	713,635
Old Republic International Corp.	21,120	578,266
Oscar Health, Inc.(a)	51,600	264,192
Pathward Financial, Inc.	11,379	515,355
Primerica, Inc.	2,256	431,257
PROG Holdings, Inc.(a)	13,824	378,639
Radian Group, Inc.	17,376	440,308
Remitly Global, Inc.(a)	23,904	643,735
Unum Group	17,664	863,769
Voya Financial, Inc.	7,968	532,023
		9,889,452
Health Care - 3.5%
Arcturus Therapeutics Holdings, Inc.(a)	17,520	334,632
Cardinal Health, Inc.	7,043	640,913
Cross Country Healthcare, Inc.(a)	21,868	506,463
McKesson Corp.	1,488	677,576
		2,159,584
Industrials - 14.8%
ArcBest Corp.	5,487	597,425
Atkore, Inc.(a)	3,582	445,171
Boise Cascade Co.	9,984	935,999
Builders FirstSource, Inc.(a)	5,962	646,996

Semi-Annual Report | October 31, 2023 25

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETFSchedule of Investments

October 31, 2023 (Unaudited)

	Shares	Value
Industrials (continued)
EMCOR Group, Inc.	3,109	$642,475
Encore Wire Corp.	3,936	703,875
Fluence Energy, Inc.(a)	18,576	321,736
GMS, Inc.(a)	6,336	370,529
Insteel Industries, Inc.	16,560	462,190
Matson, Inc.	5,451	474,510
Mueller Industries, Inc.	18,048	680,590
MYR Group, Inc.(a)	3,168	366,949
Owens Corning	3,456	391,807
SkyWest, Inc.(a)	11,088	467,581
Sterling Infrastructure, Inc.(a)	8,256	601,450
Terex Corp.	7,584	347,347
Veritiv Corp.	2,903	491,797
Wabash National Corp.	16,656	344,613
		9,293,040
Information Technology - 6.6%
Arrow Electronics, Inc.(a)	3,168	359,283
Avnet, Inc.	16,080	744,987
Crane NXT Co.	7,824	406,848
Insight Enterprises, Inc.(a)	3,024	433,339
InterDigital, Inc.	4,752	357,588
Jabil, Inc.	4,224	518,707
Photronics, Inc.(a)	26,304	482,941
Sanmina Corp.(a)	9,763	496,644
Vishay Intertechnology, Inc.	15,360	341,606
		4,141,943
Materials - 10.1%
Alpha Metallurgical Resources, Inc.	4,560	1,003,018
Commercial Metals Co.	12,028	508,664
Nucor Corp.	4,656	688,110
O-I Glass, Inc.(a)	21,120	326,304
Olympic Steel, Inc.	10,023	508,868
Reliance Steel & Aluminum Co.	2,352	598,302
Resolute Forest Products(a)(b)(c)	66,033	93,767
Steel Dynamics, Inc.	5,137	547,142
TimkenSteel Corp.(a)	41,568	845,077
Warrior Met Coal, Inc.	14,496	706,390
Westlake Corp.	4,765	549,690
		6,375,332
Total Common Stocks (Cost $50,268,624)		54,506,066

	Shares	Value
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
First American Treasury Obligations Fund - Class X, 5.28%(d)	1,837,910	$1,837,910

Total Short-Term Investments (Cost $1,837,910)		1,837,910

Total Investments - 90.0% (Cost $52,106,534)		56,343,976

Other Assets in Excess of Liabilities - 10.0%		6,247,308

Total Net Assets - 100.0%		$62,591,284

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $93,767 or 0.1% of net assets as of October 31, 2023.

(c)These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2023 was $0, which represents 0.00% of the Fund’s net assets.

(d)The rate shown represents the 7-day effective yield as of October 31, 2023.

The open futures contracts held by the Fund as of October 31, 2023 are as follows:

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P® 500 Index	(192)	December 15, 2023	$ (40,904,078)	$ (42,904,078)	$ 2,466,478

For the period ended October 31, 2023, the monthly average notional value of the short equity futures contracts held was $(31,559,976) and the ending notional value of the futures contracts was $(42,904,078)

26www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETFSchedule of Investments

October 31, 2023 (Unaudited)

Cambria Value and Momentum ETF(a)

	Level 1	Level 2	Level 3(b)	Total
Investment

Common Stocks
Communication Services	$1,059,777	$—	$—	$1,059,777
Consumer Discretionary	12,861,041	—	—	12,861,041
Energy	8,725,897	—	—	8,725,897
Financials	9,889,452	—	—	9,889,452
Health Care	2,159,584	—	—	2,159,584
Industrials	9,293,040	—	—	9,293,040
Information Technology	4,141,943	—	—	4,141,943
Materials	6,281,565	—	93,767	6,375,332
Common Stocks - Total	54,412,299	—	93,767	54,506,066
Short-Term Investments	1,837,910	—	—	1,837,910
Total Investments	$56,250,209	$—	$93,767	$56,343,976

Other Financial Instruments:
Long
Futures	$2,466,478	$—	$—	$2,466,478
Total Long	$2,466,478	$—	$—	$2,466,478

(a)Refer to Note 2 in the Notes to Financial Statements for additional information.

(b)A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Semi-Annual Report | October 31, 2023 27

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Assets and Liabilities

October 31, 2023 (Unaudited)

	Cambria Cannabis ETF	Cambria Emerging Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF
Assets:
Unaffiliated investments, at value	$9,160,670	$219,269,246	$214,428,633
Foreign currency, at value	10,158	213,932	1,106,148
Dividends and interest receivable	19,799	374,643	1,575,205
Other assets	—	19,075	—
Total assets	9,190,627	219,876,896	217,109,986

Liabilities:
Payable due to investment adviser	3,399	100,359	105,262
Deferred foreign capital gains tax payable	—	295,603	—
Due to broker	—	273,517	342,906
Custodian fees payable	—	40,501	—
Total liabilities	3,399	709,980	448,168

Net Assets	$9,187,228	$219,166,916	$216,661,818

Net Assets Consists of:
Paid-in capital	$35,693,505	$241,388,528	$237,364,824
Total distributable (accumulated) earnings (losses)	(26,506,277)	(22,221,612)	(20,703,006)

Net Assets	$9,187,228	$219,166,916	$216,661,818

Net Asset Value
Outstanding shares of beneficial interest (Unlimited Authorization – No Par Value)	1,750,002	8,000,004	9,300,010
Net asset value, offering and redemption price per share	$5.25	$27.40	$23.30

Unaffiliated investments at cost	$28,426,690	$234,553,706	$227,155,906
Cost of foreign currency	$10,195	$216,697	$1,112,638

28www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Assets and Liabilities

October 31, 2023 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Global Momentum ETF	Cambria Global Real Estate ETF
Assets:
Unaffiliated investments, at value	$30,089,023	$82,781,290	$20,666,949
Affiliated investments, at value	18,876,226	62,259,243	—
Foreign currency, at value	—	—	62,227
Dividends receivable, net	2,606	5,688	52,765
Interest receivable	—	—	2,009
Other assets	22,090	20,500	1,008
Total assets	48,989,945	145,066,721	20,783,950

Liabilities:
Payable due to investment adviser	—	72,743	9,516
Due to broker	—	—	8
Total liabilities	—	72,743	9,524

Net Assets	$48,989,945	$144,993,978	$20,774,426

Net Assets Consists of:
Paid-in capital	$53,348,220	$164,159,012	$27,337,016
Total distributable (accumulated) earnings (losses)	(4,358,275)	(19,165,034)	(6,562,590)

Net Assets	$48,989,945	$144,993,978	$20,774,426

Net Asset Value
Outstanding shares of beneficial interest (unlimited authorization ‐ no par value)	1,900,001	5,500,001	950,002
Net asset value, offering and redemption price per share	$25.78	$26.36	$21.87

Unaffiliated investments at cost	$34,383,542	$81,727,736	$23,565,557
Affiliated investments at cost	19,796,348	64,658,712	—
Cost of foreign currency	$—	$—	$62,803

Semi-Annual Report | October 31, 2023 29

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Assets and Liabilities

October 31, 2023 (Unaudited)

	Cambria Global Tail Risk ETF	Cambria Global Value ETF	Cambria Shareholder Yield ETF
Assets:
Unaffiliated investments, at value	$3,781,934	$99,849,769	$828,276,298
Foreign Currency, at value	6,581	329,979	—
Dividends receivable, net	—	645,490	334,021
Interest receivable	21,967	14,961	193,377
Cash at broker for options contracts	25,728	—	—
Total assets	3,836,210	100,840,199	828,803,696

Liabilities:
Payable due to investment adviser	1,875	53,113	386,383
Due to broker	—	234,952	—
Custodian fees	—	14,559
Other liabilities	—	6,426	—
Total liabilities	1,875	309,050	386,383

Net Assets	$3,834,335	$100,531,149	$828,417,313

Net Assets Consists of:
Paid-in capital	$5,218,048	$144,787,700	$880,616,654
Total distributable (accumulated) earnings (losses)	(1,383,713)	(44,256,551)	(52,199,341)

Net Assets	$3,834,335	$100,531,149	$828,417,313

Net Asset Value
Outstanding shares of beneficial interest (unlimited authorization ‐ no par value)	200,000	5,250,010	14,050,000
Net asset value, offering and redemption price per share	$19.17	$19.15	$58.96

Unaffiliated investments at cost	$3,969,778	$118,619,625	$841,604,266
Cost of foreign currency	$34,192	$332,043	$—

30www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Assets and Liabilities

October 31, 2023 (Unaudited)

	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
Assets:
Unaffiliated investments, at value	$115,396,715	$64,235,416	$56,343,976
Affiliated investments, at value	—	48,260,813	—
Cash and cash equivalents	36,587,847	—	—
Dividends receivable, net	—	7,126	14,999
Interest receivable	2,142,902	—	15,810
Deposits with broker for futures contracts	—	—	6,497,440
Deposit with broker for options contracts	5,753,628	—	—
Other assets	15,523	17,189	—
Total assets	159,896,615	112,520,544	62,872,225

Liabilities:
Payable for capital shares redeemed	37,531,365	—	—
Payable due to investment adviser	79,477	—	26,541
Due to broker	—	4,700	254,400
Total liabilities	37,610,842	4,700	284,284

Net Assets	$122,285,773	$112,515,844	$62,591,284

Net Assets Consists of:
Paid-in capital	$294,693,058	$120,366,245	$79,497,423
Total distributable (accumulated) earnings (losses)	(172,407,285)	(7,850,401)	(16,906,139)

Net Assets	$122,285,773	$112,515,844	$62,591,284

Net Asset Value
Outstanding shares of beneficial interest (unlimited authorization ‐ no par value)	9,500,002	4,700,002	2,400,004
Net asset value, offering and redemption price per share	$12.87	$23.94	$26.08

Unaffiliated investments at cost	$123,471,645	$67,755,673	$52,106,534
Affiliated investments at cost	—	50,470,501	—

Cambria ETF TrustStatements of Operations

For the Six Months Ended October 31, 2023 (Unaudited)

Semi-Annual Report | October 31, 2023 31

The accompanying notes are an integral part of these financial statements.

	Cambria Cannabis ETF	Cambria Emerging Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF
Investment Income:
Dividend income from unaffiliated investments	$171,927	$8,565,770	$7,622,322
Less: foreign taxes withheld	—	(1,137,250)	(630,240)
Interest income	5,370	55,776	36,762
Income from securities lending	11,838	6,640	58,065
Other income	24,140	132,158	93,013
Total investment income	213,275	7,623,094	7,179,922

Expenses:
Management fees	30,688	567,134	607,707
Custodian fees	—	57,604	—
Total expenses	30,688	624,738	607,707
Waiver of management fees	(8,842)	—	—
Net expenses	21,846	624,738	607,707
Net Investment income	191,429	6,998,356	6,572,215

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments	(382,844)	(1,658,087)	(1,933,670)
Foreign currency transactions	4,289	(128,753)	96,847
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,313,340)	7,464,034	(12,708,989)
Foreign currency translations	(1,599)	(11,898,511)	(7,374)
Net realized and unrealized gain (loss) on investments and foreign currency	(1,693,494)	(6,221,317)	(14,553,186)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,502,065)	$777,039	$(7,980,971)

32www.cambriafunds.com

Cambria ETF TrustStatements of Operations

For the Six Months Ended October 31, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.

	Cambria Global Asset Allocation ETF	Cambria Global Momentum ETF	Cambria Global Real Estate ETF
Investment Income:
Dividend income from unaffiliated investments	$446,412	$1,482,556	$705,519
Dividend income from affiliated investments	635,644	2,350,231	—
Less: foreign taxes withheld	—	—	(43,752)
Interest income	4,294	11,838	4,330
Income from securities lending	25,450	91,957	490
Other income	12,083	39,469	6,523
Total investment income	1,123,883	3,976,051	673,110

Expenses:
Management Fees	—	487,117	69,501
Total expenses	—	487,117	69,501
Net expenses	—	487,117	69,501
Net Investment income	1,123,883	3,488,934	603,609

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments	315,410	(1,728,035)	(193,261)
Affiliated investments	232,768	(1,683,956)	—
Foreign currency transactions	—	—	(2,463)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,037,540)	(2,580,556)	(1,900,043)
Affiliated investments	(1,037,073)	(4,637,242)	—
Foreign currency translations	—	—	(395)
Net realized and unrealized gain (loss) on investments and foreign currency	(2,526,435)	(10,629,789)	(2,096,162)
Net Decrease in Net Assets Resulting From Operations	$(1,402,552)	$(7,140,855)	$(1,492,553)

Cambria ETF TrustStatements of Operations

For the Six Months Ended October 31, 2023 (Unaudited)

Semi-Annual Report | October 31, 2023 33

The accompanying notes are an integral part of these financial statements.

	Cambria Global Tail Risk ETF	Cambria Global Value ETF	Cambria Shareholder Yield ETF
Investment Income:
Dividend income from unaffiliated	$52,949	$5,325,957	$9,744,060
Less: foreign taxes withheld	—	(754,695)	—
Interest income	25,539	34,440	26,112
Income from securities lending	335	13,206	36,984
Other income	4,164	94,818	91,898
Total investment income	82,987	4,713,726	9,899,054

Expenses:
Management Fees	12,247	385,725	2,314,108
Custodian fees	—	25,329	—
Total expenses	12,247	411,054	2,314,108
Net expenses	12,247	411,054	2,314,108
Net Investment income	70,740	4,302,672	7,584,946

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments	(354,357)	(588,908)	(14,813,246)
Foreign currency transactions	(1,771)	(51,364)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	255,970	(8,181,397)	20,269,022
Foreign currency translations	(6,290)	6,166	6
Net realized and unrealized gain (loss) on investments and foreign currency	(106,448)	(8,815,503)	5,455,782
Net Increase (Decrease) in Net Assets Resulting From Operations	$(35,708)	$(4,512,831)	$13,040,728

34www.cambriafunds.com

Cambria ETF TrustStatements of Operations

For the Six Months Ended October 31, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.

	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
Investment Income:
Dividend income from unaffiliated investments	$—	$923,284	$439,560
Dividend income from affiliated investments	—	1,646,883	—
Interest income	3,376,619	13,930	6,023
Income from securities lending	—	17,625	—
Other income	81,007	48,788	3,475
Total investment income	3,457,626	2,650,510	449,058

Expenses:
Management fees	539,367	—	174,260
Total expenses	539,367	—	174,260
Net expenses	539,367	—	174,260
Net Investment income	2,918,259	2,650,510	274,798

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments	(24,337,048)	(683,987)	(1,066,921)
Affiliated investments	—	(689,836)	—
Futures contracts	—	—	(3,231,426)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,033,236	(2,295,253)	4,183,639
Affiliated investments	—	(1,551,745)	—
Futures contracts	—	—	3,687,521
Net realized and unrealized gain (loss) on investments and foreign currency	(23,303,812)	(5,220,821)	3,572,813
Net Increase (Decrease) in Net Assets Resulting From Operations	$(20,385,553)	$(2,570,311)	$3,847,611

Semi-Annual Report | October 31, 2023 35

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Changes in Net Assets

	Cambria Cannabis ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$191,429	$459,704	$6,998,356	$7,748,342
Net realized gain (loss) from investments and foreign currency	(378,555)	(5,369,724)	(1,786,840)	(4,093,037)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,314,939)	(1,820,598)	(4,434,477)	705,005
Net increase/(decrease) in net assets from operations	(1,502,065)	(6,730,618)	777,039	4,360,310

Distributions to Shareholders:
Net distributions to shareholders	(198,565)	(415,452)	(9,685,701)	(7,385,645)

Capital Transactions:
Issued	—	1,144,071	52,056,284	87,812,440
Redeemed	(300,688)	(2,589,495)	—	(2,492,086)
Variable fees	—	—	44,068	—
Net increase (decrease) in net assets from capital share transactions	(300,688)	(1,445,424)	52,100,352	85,320,354
Total net increase (decrease) in net assets	(2,001,318)	(8,591,494)	43,191,690	82,295,019

Net Assets:
Beginning of the period/year	11,188,546	19,780,040	175,975,226	93,680,207
End of the period/year	$9,187,228	$11,188,546	$219,166,916	$175,975,226

Share Transactions
Issued	—	100,000	1,850,000	3,150,000
Redeemed	(50,000)	(150,000)	—	(100,000)
Net increase (decrease) in shares outstanding from share transactions	(50,000)	(50,000)	1,850,000	3,050,000

36www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Changes in Net Assets

	Cambria Foreign Shareholder Yield ETF		Cambria Global Asset Allocation ETF
	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$6,572,215	$6,610,333	$1,123,883	$1,881,940
Net realized gain (loss) from investments and foreign currency	(1,836,823)	(3,444,366)	548,178	147,886
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(12,716,363)	1,928,741	(3,074,613)	(2,859,609)
Net increase/(decrease) in net assets from operations	(7,980,971)	5,094,708	(1,402,552)	(829,783)

Distributions to Shareholders:
Net distributions to shareholders	(8,167,912)	(5,789,832)	(836,219)	(2,092,946)

Capital Transactions:
Issued	63,024,481	121,594,482	3,963,886	9,647,654
Redeemed	(17,868,111)	—	(4,006,907)	(1,386,118)
Net increase in net assets from capital transactions	45,156,370	—	(43,021)	8,261,536
Total increase in net assets	29,007,487	120,899,358	(2,281,792)	5,338,807

Net Assets:
Beginning of the period/year	187,654,331	66,754,973	51,271,737	45,932,930
End of the period/year	$216,661,818	$187,654,331	$48,989,945	$51,271,737

Share Transactions
Issued	2,600,000	4,900,000	150,000	350,000
Redeemed	(750,000)	—	(150,000)	(50,000)
Net increase (decrease) in shares outstanding from share transactions	1,850,000	4,900,000	—	300,000

Semi-Annual Report | October 31, 2023 37

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Changes in Net Assets

	Cambria Global Momentum ETF		Cambria Global Real Estate ETF
	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$3,488,934	$3,365,641	$603,609	$917,571
Net realized gain (loss) from investments and foreign currency	(3,411,991)	(12,035,915)	(195,724)	(2,748,431)
Net change in unrealized (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,217,798)	(1,852,719)	(1,900,438)	(1,246,481)
Net (decrease) in net assets from operations	(7,140,855)	(10,522,993)	(1,492,553)	(3,077,341)

Distributions to Shareholders:
Net distributions to shareholders	(2,268,784)	(3,308,682)	(896,322)	(783,635)

Capital Transactions:
Issued	—	134,679,294	1,197,842	14,885,328
Redeemed	(23,548,746)	(24,457,816)	(3,705,397)	(9,162,043)
Net increase (decrease) in net assets from capital transactions	(23,548,746)	110,221,478	(2,507,555)	5,723,285
Total increase (decrease) in net assets	(32,958,385)	96,389,803	(4,896,430)	1,862,309

Net Assets:
Beginning of the period/year	177,952,363	81,562,560	25,670,856	23,808,547
End of the period/year	$144,993,978	$177,952,363	$20,774,426	$25,670,856

Share Transactions
Issued	—	4,600,000	50,000	600,000
Redeemed	(850,000)	(850,000)	(150,000)	(350,000)
Net increase (decrease) in shares outstanding from share transactions	(850,000)	3,750,000	(100,000)	250,000

38www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Changes in Net Assets

	Cambria Global Tail Risk ETF		Cambria Global Value ETF
	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$70,740	$104,943	$4,302,672	$5,746,579
Net realized gain (loss) from investments and foreign currency	(356,124)	(974,611)	(640,272)	3,279,818
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	249,676	366,834	(8,175,231)	790,033
Net (decrease) in net assets from operations	(35,708)	(502,834)	(4,512,831)	9,816,430

Distributions to Shareholders:
Net distributions to shareholders	(59,803)	—	(6,249,975)	(5,123,088)

Capital Transactions:
Issued	—	3,304,059	1,210	45,063,719
Redeemed	—	(3,227,221)	(26,691,497)	(14,165,016)
Variable fees	—	—	5,866	—
Net increase (decrease) in net assets from capital transactions	—	76,838	(26,684,421)	30,898,703
Total decrease in net assets	(95,511)	(425,996)	(37,447,227)	35,592,045

Net Assets:
Beginning of the period/year	3,929,846	4,355,842	137,978,376	102,386,331
End of the period/year	$3,834,335	$3,929,846	$100,531,149	$137,978,376

Share Transactions
Issued	—	150,000	(1,350,000)	2,400,000
Redeemed	—	(150,000)	(50,000)	(750,000)
Net increase (decrease) in shares outstanding from share transactions	—	—	(1,400,000)	1,650,000

Semi-Annual Report | October 31, 2023 39

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Tail Risk ETF
	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$7,584,946	$15,537,282	$2,918,259	$6,158,275
Net realized gain (loss) from investments and foreign currency	(14,813,246)	(11,730,307)	(24,337,048)	(71,798,664)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	20,269,028	(22,392,723)	1,033,236	21,443,374
Net increase/(decrease) in net assets from operations	13,040,728	(18,585,748)	(20,385,553)	(44,197,015)

Distributions to Shareholders:
Net distributions to shareholders	(7,728,633)	(18,508,788)	(3,063,258)	(5,934,009)

Capital Transactions:
Issued	122,235,427	322,449,091	14,342,771	287,583,821
Redeemed	(17,184,217)	(81,834,941)	(92,980,007)	(417,503,209)
Net increase in net assets from capital transactions	105,051,210	240,614,150	(78,637,236)	(129,919,388)
Total increase in net assets	110,363,305	203,519,614	(102,086,047)	(180,050,412)

Net Assets:
Beginning of the period/year	718,054,008	514,534,394	224,371,820	404,422,232
End of the period/year	$828,417,313	$718,054,008	$122,285,773	$224,371,820

Share Transactions
Issued	2,000,000	5,300,000	1,050,000	17,600,000
Redeemed	(300,000)	(1,400,000)	(6,900,000)	(26,150,000)
Net increase (decrease) in shares outstanding from share transactions	1,700,000	3,900,000	(5,850,000)	(8,550,000)

40www.cambriafunds.com

The accompanying notes are an integral part of these financial statements.

Cambria ETF TrustStatements of Changes in Net Assets

	Cambria Trinity ETF		Cambria Value and Momentum ETF
	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Period Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations:
Net investment income	$2,650,510	$3,265,308	$274,798	$1,773,188
Net realized gain (loss) from investments and foreign currency	(1,373,823)	(259,452)	(4,298,347)	(4,526,032)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,846,998)	(4,059,410)	7,871,160	(5,164,142)
Net (decrease) in net assets from operations	(2,570,311)	(1,053,554)	3,847,611	(7,916,986)

Distributions to Shareholders:
Net distributions to shareholders	(1,851,485)	(4,077,927)	(302,319)	(1,755,804)

Capital Transactions:
Issued	2,809,493	81,891,017	10,412,080	110,716,425
Redeemed	(4,971,685)	(8,617,238)	(15,402,443)	(68,475,916)
Net decrease in net assets from capital transactions	(2,162,192)	73,273,779	(4,990,363)	42,240,509
Total decrease in net assets	(6,583,988)	68,142,298	(1,445,071)	32,567,719

Net Assets:
Beginning of the period/year	119,099,832	50,957,534	64,036,355	31,468,636
End of the period/year	$112,515,844	$119,099,832	$62,591,284	$64,036,355

Share Transactions
Issued	50,000	3,250,000	400,000	4,100,000
Redeemed	(150,000)	(350,000)	(600,000)	(2,700,000)
Net increase (decrease) in shares outstanding from share transactions	(100,000)	2,900,000	(200,000)	1,400,000

Cambria Cannabis ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

Semi-Annual Report | October 31, 2023 41

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,			Period Ended April 30, 2020(a)
			2023	2022	2021
Net Asset Value, Beginning of Period/Year	$6.22		$9.89	$18.86	$11.30	$25.00
Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.11		0.24	0.25	0.47	0.70
Net Realized and Unrealized Gain (Loss) on Investments	(0.97)		(3.69)	(8.87)	7.63	(13.87)
Total from Operations	(0.86)		(3.45)	(8.62)	8.10	(13.17)

Distributions:
Distributions from Net Investment Income	(0.11)		(0.22)	(0.35)	(0.54)	(0.52)
Distributions from Net Realized Gains	—		—	—	—	(0.01)
Total Distributions	(0.11)		(0.22)	(0.35)	(0.54)	(0.53)

Net Asset Value, End of Period/Year	$5.25		$6.22	$9.89	$18.86	$11.30

Total Return	(13.97	)%(c)	(35.04)%	(46.49)%	73.84%	(53.04	)% (c)

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$9,187		$11,189	$19,780	$38,671	$9,038

Ratio of Expenses to Average Net Assets, Including Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42	%(d)
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(d)	0.59%	0.59%	0.59%	0.59	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.51	%(d)	3.17%	1.80%	2.94%	6.20	%(d)
Portfolio Turnover(e)	0	%(c)	23%	46%	8%	4	%(c)

(a)Inception date July 24, 2019.

(b)Per share data calculated using the average shares method.

(c) Not annualized.

(d)Annualized.

(e) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

42www.cambriafunds.com

Cambria Emerging Shareholder Yield ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$28.61		$30.22	$39.13	$24.97	$31.38	$35.83
Income/(Loss) from Investment Operations:
Net Investment Income(a)	1.04		1.77	1.81	1.27	1.30	1.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)		(1.44)	(8.01)	14.04	(6.35)	(3.58)
Total from Operations	0.28		0.33	(6.20)	15.31	(5.05)	(2.29)

Distributions:
Distributions from Net Investment Income	(1.49)		(1.57)	(2.16)	(1.15)	(1.36)	(1.05)
Distributions from Net Realized Gains	—		(0.37)	(0.55)	—	—	(1.11)
Total Distributions	(1.49)		(1.94)	(2.71)	(1.15)	(1.36)	(2.16)

Net Asset Value, End of Period/Year	$27.40		$28.61	$30.22	$39.13	$24.97	$31.38

Total Return	0.89	%(b)	1.64%	(16.81)%	63.04%	(16.89)%	(5.80)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$8,000		$175,975	$93,680	$62,614	$28,713	$20,395

Ratio of Expenses to Average Net Assets	0.64	%(c)	0.66%	0.64%	0.65%	0.69%	0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	7.29	%(c)	6.49%	5.14%	4.00%	4.38%	4.09%
Portfolio Turnover(d)	14	%(b)	43%	45%	29%	81%	115%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Annualized.

(d)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

Cambria Foreign Shareholder Yield ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

Semi-Annual Report | October 31, 2023 43

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$25.19		$26.18	$27.65	$17.86	$23.56	$26.58
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.78		1.54	1.28	0.75	0.90	1.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		(1.01)	(1.32)	9.86	(5.60)	(2.79)
Total from Operations	(0.83)		0.53	(0.04)	10.61	(4.70)	(1.73)

Distributions:
Distributions from Net Investment Income	(1.06)		(1.52)	(1.43)	(0.82)	(1.00)	(1.29)
Total Distributions	(1.06)		(1.52)	(1.43)	(0.82)	(1.00)	(1.29)

Net Asset Value, End of Year/Period	$23.30		$25.19	$26.18	$27.65	$17.86	$23.56

Total Return	(3.40	)%(b)	2.72%	(0.31)%	60.72%	(20.47)%	(6.34)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$216,662		$187,654	$66,755	$30,416	$17,862	$27,095

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.39	%(c)	6.56%	4.68%	3.29%	4.04%	4.32%
Portfolio Turnover(d)	24	%(b)	34%	63%	59%	47%	53%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Annualized.

(d)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

44www.cambriafunds.com

Cambria Global Asset Allocation ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period/Year	$26.99		$28.71		$31.55		$24.36		$26.82		$27.38
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.60		1.11		1.99		0.58		0.86		0.75
Net Realized and Unrealized Gain (Loss) on Investments	(1.36)		(1.61)		(2.85)		7.33		(2.36)		(0.53)
Total from Operations	(0.76)		(0.50)		(0.86)		7.91		(1.50)		0.22

Distributions:
Distributions from Net Investment Income	(0.45)		(1.07)		(1.98)		(0.72)		(0.85)		(0.77)
Distributions from Net Realized Gains	—		(0.15)		—		—		(0.11)		(0.01)
Total Distributions	(0.45)		(1.22)		(1.98)		(0.72)		(0.96)		(0.78)

Net Asset Value, End of Period/Year	$25.78		$26.99		$28.71		$31.55		$24.36		$26.82

Total Return	(2.83	)%(b)	(1.58)%		(3.01)%		33.00%		(5.87)%		0.91%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$48,990		$51,272		$45,933		$52,061		$49,930		$64,368

Ratio of Expenses to Average Net Assets(c)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Ratio of Net Investment Income/(Loss) to Average Net Assets(f)	4.50	%(d)	4.08%		6.36%		2.07%		3.24%		2.85%
Portfolio Turnover(g)	5	%(b)	0	% (h)	8%		20%		9%		2%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Expense ratios do not include expenses of the underlying funds.

(d)Annualized.

(e) Does not round to 0.01%.

(f) Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(g) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(h) Does not round to 1%.

Cambria Global Momentum ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

Semi-Annual Report | October 31, 2023 45

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$28.02		$31.37	$29.73	$23.07	$25.09	$27.39
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.59		0.65	1.28	0.29	0.56	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		(3.42)	1.68	6.69	(2.02)	(2.33)
Total from Operations	(1.29)		(2.77)	2.96	6.98	(1.46)	(1.71)

Distributions:
Distributions from Net Investment Income	(0.37)		(0.58)	(1.25)	(0.30)	(0.54)	(0.59)
Distributions from Net Realized Gains	—		—	(0.07)	(0.02)	(0.02)	—
Total Distributions	(0.37)		(0.58)	(1.32)	(0.32)	(0.56)	(0.59)

Net Asset Value, End of Period/Year	$26.36		$28.02	$31.37	$29.73	$23.07	$25.09

Total Return	(4.64	)%(b)	(8.81)%	10.19%	30.49%	(6.02)%	(6.23)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$144,994		$177,952	$81,563	$62,434	$78,449	$129,199

Ratio of Expenses to Average Net Assets(c)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	4.22	%(d)	2.25%	4.19%	1.13%	2.25%	2.39%
Portfolio Turnover(f)	72	%(b)	307%	69%	115%	251%	204%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Expense ratios do not include expenses of the underlying funds.

(d)Annualized.

(e)Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

46www.cambriafunds.com

Cambria Global Real Estate ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,		Period Ended April 30, 2019(a)
			2023	2022
Net Asset Value, Beginning of Period/Year	$24.45		$29.76	$31.66	$25.00
Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.62		1.12	0.56	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(2.26)		(5.44)	0.99 (c)	6.51
Total from Operations	(1.64)		(4.32)	1.55	7.07

Distributions:
Distributions from Net Investment Income	(0.94)		(0.99)	(2.76)	(0.41)
Distributions from Net Realized Gains	—		—	(0.49)	—
Return of Capital			—	(0.20)	—
Total Distributions	(0.94)		(0.99)	(3.45)	(0.41)

Net Asset Value, End of Period/Year	$21.87		$24.45	$29.76	$31.66

Total Return	(6.93	)%(d)	(14.47)%	4.70%	28.40	%(d)

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$20,774		$25,671	$23,809	$14,245

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.12	%(c)	4.29%	3.00%	3.19	%(c)
Portfolio Turnover(f)	23	%(d)	94%	120%	51	%(d)

(a)Inception date September 23, 2020.

(b)Per share data calculated using the average shares method.

(c) Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)Not annualized.

(e) Annualized.

(f)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

Cambria Global Tail Risk ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

Semi-Annual Report | October 31, 2023 47

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023		2022	2021(a)		2020	2019
Net Asset Value, Beginning of Period/Year	$19.65		$21.78		$23.67	$23.57		$24.83	$27.57
Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.35		0.46		0.71	0.94		1.18	1.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)		(2.59	)(c)	(2.60)	(0.69	)(c)	(1.36)	(2.70)
Total from Operations	(0.30)		(2.13)		(1.89)	0.25		(0.18)	(1.52)

Distributions:
Distributions from Net Investment Income	(0.18)		—		—	—		(0.96)	(1.09)
Distributions from Net Realized Gains	—		—		—	—		(0.12)	(0.13)
Return of Capital					—	(0.15)		—	—
Total Distributions	(0.18)		—		—	(0.15)		(1.08)	(1.22)

Net Asset Value, End of Period/Year	$19.17		$19.65		$21.78	$23.67		$23.57	$24.83

Total Return	(0.87	)%(d)	(9.78)%		(7.98)%	1.03%		(1.00)%	(5.44)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$3,834		$3,930		$4,356	$7,102		$22,388	$18,623

Ratio of Expenses to Average Net Assets	0.64	%(e)	0.59%		0.59%	0.59%		0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.69	%(e)	2.20%		3.18%	3.71%		4.72%	4.69%
Portfolio Turnover(d)	0	%(d)	62%		1%	53%		36%	37%

(a)Prior to March 15, 2021, the Cambria Global Tail Risk ETF was known as the Cambria Sovereign Bond ETF.

(b)Per share data calculated using the average shares method.

(c)The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains of investments for the period because of the sales and repurchases of the fund shares in relation to fluctuating market value of the investments of the fund.

(d)Not annualized.

(e)Annualized.

(g)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

48www.cambriafunds.com

Cambria Global Value ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$20.75		$20.48	$22.96	$16.37	$23.37	$26.05
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.67		1.03	0.96	0.53	0.62	0.64
Net Realized and Unrealized Gain (Loss) on Investments	(1.32)		0.24	(2.60)	6.44	(6.91)	(2.33)
Total from Operations	(0.65)		1.27	(1.64)	6.97	(6.29)	(1.69)

Distributions:
Distributions from Net Investment Income	(0.95)		(1.00)	(0.84)	(0.38)	(0.71)	(0.61)
Distributions from Net Realized Gains	—		—	—	—	—	(0.38)
Total Distributions	(0.95)		(1.00)	(0.84)	(0.38)	(0.71)	(0.99)

Net Asset Value, End of Period/Year	$19.15		$20.75	$20.48	$22.96	$16.37	$23.37

Total Return	(3.28)	%(b)	6.97%	(7.47)%	43.20%	(27.71)%	(6.24)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$100,531		$137,978	$102,386	$122,851	$96,587	$158,894

Ratio of Expenses to Average Net Assets	0.63	%(c)	0.67%	0.66%	0.66%	0.65%	0.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	6.59	%(c)	5.48%	4.19%	2.75%	2.84%	2.74%
Portfolio Turnover(d)	0	%(b)	94%	3%	14%	25%	20%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Annualized.

(d)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

Cambria Shareholder Yield ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

Semi-Annual Report | October 31, 2023 49

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$58.14		$60.89	$62.48	$29.82	$37.47	$37.98
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.59		1.48	1.17	0.88	0.86	0.79
Net Realized and Unrealized Gain (Loss) on Investments	0.83		(2.54)	(1.27)	32.60	(7.66)	(0.40)
Total from Operations	1.42		(1.06)	(0.10)	33.48	(6.80)	0.39

Distributions:
Distributions from Net Investment Income	(0.60)		(1.40)	(1.23)	(0.82)	(0.85)	(0.90)
Distributions from Net Realized Gains	—		(0.29)	(0.26)	—	—	—
Total Distributions	(0.60)		(1.69)	(1.49)	(0.82)	(0.85)	(0.90)

Net Asset Value, End of Year/Period	$58.96		$58.14	$60.89	$62.48	$29.82	$37.47

Total Return	2.43	%(b)	(1.59)%	(0.21)%	113.92%	(18.43)%	1.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$828,417		$718,054	$514,534	$278,023	$61,127	$112,414

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.94	%(c)	2.42%	1.85%	1.95%	2.40%	2.13%
Portfolio Turnover(d)	16	%(b)	41%	51%	37%	30%	28%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Annualized.

(d)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

50www.cambriafunds.com

Cambria Tail Risk ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023		2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$14.62		$16.92		$18.74	$22.65	$19.87	$21.58
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.22		0.29		0.13	0.04	0.27	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		(2.27	)(c)	(1.84)	(3.92)	2.77	(1.73)
Total from Operations	(1.51)		(1.98)		(1.71)	(3.88)	3.04	(1.34)

Distributions:
Distributions from Net Investment Income	(0.24)		(0.32)		(0.11)	(0.03)	(0.26)	(0.37)
Total Distributions	(0.24)		(0.32)		(0.11)	(0.03)	(0.26)	(0.37)

Net Asset Value, End of Period/Year	$12.87		$14.62		$16.92	$18.74	$22.65	$19.87

Total Return	(10.37	)%(b)	(11.86)%		(9.14)%	(17.13)%	15.47%	(6.31)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$122,286		$224,372		$404,422	$281,995	$132,488	$37,745

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%		0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.19	%(c)	1.80%		0.69%	0.18%	1.31%	1.89%
Portfolio Turnover(d)	10	%(b)	129%		60%	155%	19%	56%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Annualized.

(d)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

Cambria Trinity ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

Semi-Annual Report | October 31, 2023 51

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,								Period Ended April 30, 2019(a)
			2023		2022		2021		2020
Net Asset Value, Beginning of Period/Year	$24.81		$26.82		$27.36		$21.32		$24.22		$25.00
Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.55		0.89		1.59		0.42		0.65		0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.04)		(1.96)		(0.51)		6.07		(2.91)		(0.83)
Total from Operations	(0.49)		(1.07)		1.08		6.49		(2.26)		(0.44)

Distributions:
Distributions from Net Investment Income	(0.38)		(0.64)		(1.60)		(0.45)		(0.62)		(0.34)
Distributions from Net Realized Gains	—		(0.30)		(0.02)		—		(0.02)		—
Total Distributions	(0.38)		(0.94)		(1.62)		(0.45)		(0.64)		(0.34)

Net Asset Value, End of Period/Year	$23.94		$24.81		$26.82		$27.36		$21.32		$24.22

Total Return	(1.99	)%(c)	(3.99)%		3.98%		30.81%		(9.57)%		(1.71)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$112,516		$119,100		$50,958		$43,778		$37,309		$30,280

Ratio of Expenses to Average Net Assets(d)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)	4.45	%(e)	3.54%		5.78%		1.77%		2.74%		2.55	%(e)
Portfolio Turnover(h)	27	%(c)	102%		26%		50%		88%		0	%(i)

(a)Inception date September 7, 2018.

(b)Per share data calculated using the average shares method.

(c) Not annualized.

(d)Expense ratios do not include expenses of the underlying funds.

(e) Annualized.

(f) Does not round to 0.01%.

(g) Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(i)Does not round to 1%.

52www.cambriafunds.com

Cambria Value and Momentum ETFFinancial Highlights

For a Share Outstanding Throughout the Periods Presented

The accompanying notes are an integral part of these financial statements.

	Period Ended October 31, 2023 (Unaudited)		Year Ended April 30,
			2023		2022	2021		2020		2019
Net Asset Value, Beginning of Period/Year	$24.63		$26.22		$23.21	$16.64		$20.83		$25.09
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.12		0.54		0.25	0.14		0.18		0.21
Net Realized and Unrealized Gain (Loss) on Investments	1.46		(1.66)		3.02	6.63		(4.17)		(4.23)
Total from Operations	1.58		(1.12)		3.27	6.77		(3.99)		(4.02)

Distributions:
Distributions from Net Investment Income	(0.13)		(0.47)		(0.26)	(0.20)		(0.20)		(0.24)
Total Distributions	(0.13)		(0.47)		(0.26)	(0.20)		(0.20)		(0.24)

Net Asset Value, End of Period/Year	$26.08		$24.63		$26.22	$23.21		$16.64		$20.83

Total Return	6.44	%(b)	(4.34)%		14.17%	41.05%		(19.32)%		(16.10)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (in 000s)	$2,400		$64,036		$31,469	$18,567		$10,818		$19,790

Ratio of Expenses to Average Net Assets	0.61	%(c)(d)	0.61	%(d)	0.59%	0.61	%(d)	0.63	%(e)	0.64	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.94	%(c)	2.00%		1.02%	0.70%		0.92%		0.86%
Portfolio Turnover(g)	31	%(b)	71%		78%	97%		76%		89%

(a)Per share data calculated using the average shares method.

(b)Not annualized.

(c) Annualized.

(d) Includes broker expense of 0.02%.

(e) Includes broker expense of 0.04%.

(f)Includes broker expense of 0.05%.

(g)Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

Semi-Annual Report | October 31, 2023 53

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Cannabis ETF, Cambria Emerging Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Global Momentum ETF, Cambria Global Real Estate ETF, Cambria Global Tail Risk ETF, Cambria Global Value ETF, Cambria Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF and Cambria Value and Momentum ETF (“Cannabis ETF”, “Emerging Shareholder Yield ETF”, “Foreign Shareholder Yield ETF”, “Global Asset Allocation ETF”, “Global Momentum ETF”, “Global Real Estate ETF”, “Global Tail Risk ETF”, “Global Value ETF”, “Shareholder Yield ETF”, “Tail Risk ETF”, “Trinity ETF”, and “Value and Momentum ETF”, respectively, and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. Tidal Investments LLC (the “Sub-Adviser”), a Tidal Financial Group company, serves as the sub-adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Cannabis ETF inception date is July 24, 2019.

The investment objective of Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Emerging Shareholder Yield ETF inception date is July 13, 2016.

The investment objective of Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Foreign Shareholder Yield ETF inception date is December 2, 2013.

The investment objective of Global Asset Allocation ETF is to seek income and capital appreciation. The Global Asset Allocation ETF inception date is December 9, 2014.

The investment objective of Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Global Momentum ETF inception date is November 3, 2014.

The investment objective of Global Real Estate ETF is to seek income and capital appreciation. The Global Real Estate ETF inception date is September 23, 2020.

The investment objective of Global Tail Risk ETF is to seek income and capital appreciation. The Global Tail Risk ETF inception date is February 22, 2016.

The investment objective of Global Value ETF is to seek income and capital appreciation. The Global Value ETF inception date is March 11, 2014.

The investment objective of Shareholder Yield ETF is to seek income and capital appreciation. The Shareholder Yield ETF inception date is May 13, 2013.

The investment objective of Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Tail Risk ETF inception date is April 5, 2017.

The investment objective of Trinity ETF is to seek income and capital appreciation. The Trinity ETF inception date is September 7, 2018.

The investment objective of Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Value and Momentum ETF inception date is September 8, 2015.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

54www.cambriafunds.com

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser serve as its “Valuation Designee” and perform fair value determinations on behalf of all series of the Trust, subject to the Board’s supervision and direction. The following securities may be fair valued by the Valuation Designee: (1) securities for which market quotations are insufficient or not readily available, (2) securities for which, in the judgment of the Valuation Designee, the prices or values do not represent the fair value of the instrument, and (3) securities deemed to be illiquid. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the current price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors.

Under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Valuation Procedures, as applicable, of the Investment Adviser, subject to oversight by the Board. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Semi-Annual Report | October 31, 2023 55

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

A summary of the inputs used to value each Fund’s investments as of October 31, 2023, are disclosed in each Fund’s Schedule of Investments.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Value and Momentum utilized futures contracts during the period ended October 31, 2023. The Value and Momentum ETF’s investment in futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index. Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance its returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Value and Momentum records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker for futures contracts on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Value and Momentum could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Value and Momentum’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as it does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Value and Momentum ETF’s Schedule of Investments for details regarding open future contracts as of October 31, 2023. The fair value of equity futures contracts held in the Value and Momentum ETF can be found on the Statements of Assets and Liabilities under the captions variation margin receivable/payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Value and Momentum ETF’s Schedule of Investments. Realized gains or losses on equity rate futures contracts related to Value and Momentum ETF is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Value and Momentum ETF, Tail Risk ETF, and Global Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets. The Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods. The Global Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of global ex-U.S. equities on a month-by-month basis. A Fund may also invest in equity option contracts to enhance its returns. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the

56www.cambriafunds.com

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

option is exercised. There is risk that a Fund may pay a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Global Tail Risk ETF and Tail Risk ETF had options contracts as of October 31, 2023, as disclosed in each Fund’s Schedule of Investments. Any realized gains or losses and change in unrealized gains or losses can be found on the Statements of Operations.

	Asset Derivatives		Liabilities Derivatives
Risk Exposure	Statements of Assets and Liabilities Location*	Fair Value	Statements of Assets and Liabilities Location*	Fair Value
Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	$2,466,478	Unrealized depreciation on futures contracts	N/A
Total		$2,466,478

Global Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$548,000	Investments, at value	N/A
Total		$548,000

Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$11,218,260	Investments, at value	N/A
Total		$11,218,260

*Includes cumulative appreciation (depreciation) on futures contracts as reported on the Schedules of Investments. Only current day’s variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

Semi-Annual Report | October 31, 2023 57

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Gain (Loss) on Futures Contracts/Net change in Unrealized Appreciation (Depreciation) on Futures Contracts	$(3,231,426)	$3,687,521
Total		$(3,231,426)	$3,687,521

Global Tail Risk ETF
Equity Contracts (Purchased Options)*	Net Realized Gain (Loss) on Investments of Securities of Unaffiliated Issuers/Net Change in Unrealized Appreciation (Depreciation) on Investments of Securities of Unaffiliated Issuers	$—	$428,646
Total		$—	$428,646

Tail Risk ETF
Equity Contracts (Purchased Options)*	Net Realized Gain (Loss) on Investments of Securities of Unaffiliated Issuers/Net Change in Unrealized Appreciation (Depreciation) on Investments of Securities of Unaffiliated Issuers	$—	$13,734,808
Total		$—	$13,734,808

*Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The average purchased option contracts’ notional amount during the period ended October 31, 2023 for Global Tail Risk ETF is $11,312,096, and for Cambria Tail Risk ETF is $514,314,840.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of the period ended October 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

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Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The ALPS Distributors Inc. (the “Distributor”), the Funds’ Distributor, has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Funds.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2023:

	Creation Unit Shares	Value	Standard Transaction Fee*	Variable Charge
Cannabis ETF	50,000	$262,500	$500	Up to 2.0%
Emerging Shareholder Yield ETF	50,000	1,370,000	3,500	Up to 2.0%
Foreign Shareholder Yield ETF	50,000	1,165,000	2,500	Up to 2.0%
Global Asset Allocation ETF	50,000	1,289,000	500	None
Global Momentum ETF	50,000	1,318,000	500	Up to 2.0%
Global Real Estate ETF	50,000	1,093,500	1,500	Up to 2.0%
Global Tail Risk ETF	50,000	958,500	500	Up to 2.0%
Global Value ETF	50,000	957,500	3,500	Up to 2.0%
Shareholder Yield ETF	50,000	2,948,000	700	None
Tail Risk ETF	50,000	643,500	500	None
Trinity ETF	50,000	1,197,000	250	None
Value and Momentum ETF	50,000	1,304,000	700	None

*The Transaction Fee may be higher for transactions outside the Clearing Process.

Semi-Annual Report | October 31, 2023 59

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable Deposit Securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with Authorized Participants for Deposit Securities and payable for collateral upon return of Deposit Securities on the Statements of Assets and Liabilities.

Illiquid Securities — A security is considered illiquid if a Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect, or potential effect, of netting arrangements on investing in the Funds for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement, or similar agreement, or meet the following criteria to offset assets and liabilities: 1) the amounts owed by a Fund to another party are determinable; 2) a Fund has the right to offset the amounts owed with the amounts owed by the other party; 3) a Fund intends to offset assets and liabilities, which can be enforced by law.

As of October 31, 2023, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 9 for offsetting related to securities lending.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Global Asset Allocation ETF and Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Global Value ETF and Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cannabis ETF has agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2024, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser.

The Sub-Adviser serves as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Funds’ average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Management Fee. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

60www.cambriafunds.com

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

Administrator, Custodian and Transfer Agent — Tidal ETF Services LLC (the “Tidal”) serves as the Funds’ Administrator and, in that capacity, performs various administrative and management services for the Funds.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings and reports for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Distribution Agreement — The Distributor serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Trust are affiliated with the Investment Adviser or Sub-Adviser.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

Fund	Purchase of Securities	Proceeds from Sales of Securities
Cannabis ETF	$—	$—
Emerging Shareholder Yield ETF	25,524,233	64,337,830
Foreign Shareholder Yield ETF	48,961,673	90,173,796
Global Asset Allocation ETF	2,627,335	3,447,319
Global Momentum ETF	132,972,430	116,159,262
Global Real Estate ETF	8,349,420	5,262,446
Global Tail Risk ETF	—	40,010
Global Value ETF	7,435,913	—
Shareholder Yield ETF	122,887,853	187,030,276
Tail Risk ETF	101,284,442	16,421,953
Trinity ETF	31,405,386	34,452,718
Value and Momentum ETF	32,851,981	16,408,275

For the period ended October 31, 2023, the Tail Risk ETF had purchases and sales of U.S. Government securities of $47,015,893 and $48,968,258, respectively.

Semi-Annual Report | October 31, 2023 61

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

For the period ended October 31, 2023, in-kind transactions associated with creations and redemptions were:

Fund	Purchase of Securities	Proceeds from Sales of Securities	Net Realized Gain/(Loss)
Cannabis ETF	$—	$256,727	$(186,602)
Emerging Shareholder Yield ETF	25,034,417	—	—
Foreign Shareholder Yield ETF	110,222,672	17,197,301	2,350,639
Global Asset Allocation ETF	6,574,740	3,953,823	346,133
Global Momentum ETF	—	27,471,690	986,691
Global Real Estate ETF	2,327,762	3,596,627	209,456
Global Tail Risk ETF	—	—	—
Global Value ETF	—	19,514,609	1,521,286
Shareholder Yield ETF	121,696,309	17,035,073	2,348,089
Tail Risk ETF	—	—	—
Trinity ETF	4,590,209	3,657,183	181,862
Value and Momentum ETF	9,302,074	15,414,000	2,011,368

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cannabis Industry Risk — Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Cannabis ETF invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

Cash Redemption Risk — A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity-related companies may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Funds’ holdings.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Funds’ investments.

Cyber Security Risk — Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of the Funds’ operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Funds’ third-party service providers, including the Investment Adviser, the Custodian, and the transfer agent, may subject the Funds to many of the same risks associated with direct cyber security breaches and adversely impact the Funds. For instance, cyber-attacks may impact the Funds’ ability to calculate its NAV, cause the release of confidential business information, impede trading, cause a Fund to incur additional compliance

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Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Funds. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Funds invest could also have material adverse consequences on the Funds’ business operations and cause financial losses for the Funds and its shareholders. While the Funds and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Funds have no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Funds or its shareholders.

Depositary Receipts Risk — The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk — Derivatives are financial instruments that have a value which depend upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Investment Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a fund’s return. A fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Funds to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Funds to decline in value.

Equity Investing Risk — The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds beartheir proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by the Funds are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Semi-Annual Report | October 31, 2023 63

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

Geographic Investment Risk — To the extent the Funds invest a significant portion of assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Hedging Risk — Options used by the Funds to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Funds’ put option strategy will be effective. It may expose the Funds to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect the Funds against declines in the value of their portfolio securities.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk — Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk — The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

International Closed-Market Trading Risk — Because the Funds’ investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk — An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk — The Funds’ investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk — The Funds may purchase options and fixed income securities that may be less liquid than other types of investments. The options and fixed income securities purchased by the Funds may not always be liquid. This could have a negative effect on the Funds’ ability to achieve its investment objective and may result in losses to the Funds’ shareholders.

Management Risk — The Funds are all actively managed and use proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Funds will achieve their investment objective. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Market Events Risk — Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Options Risk — Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Funds to lose the premium paid for them. The success of the Funds’ investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Funds’ only recourse will be to pursue contractual remedies against the counterparty, and the Funds may be unsuccessful in its pursuit. The Funds thus assume the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over-the-counter options transaction.

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Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

Portfolio Turnover Risk — Because the Tail Risk ETF and Global Tail Risk ETF “turn over” their put options every month, they will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds’ performance to be less than you expect. While the turnover of the put options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Tail Risk ETF and Global Tail Risk ETF is similar to what could occur if the Funds experienced high portfolio turnover (e.g., in excess of 100% per year). Other Funds’ strategies may also result in high portfolio turnover rates.

Premium-Discount Risk — The shares may trade above or below their NAV. The NAV of the Funds will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV during periods of market volatility. The Investment Adviser and Sub-Adviser cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Funds. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Funds’ portfolio holdings are fully disclosed on a daily basis, the Investment Adviser believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Quantitative Security Selection Risk — The Investment Adviser uses quantitative techniques to generate investment decisions and select stocks, and the Funds may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on a Fund and its shareholders.

Real Estate Investments Risk — The Global Real Estate ETF’s investments are concentrated in real estate-related industries, and it may be susceptible to loss due to adverse occurrences affecting these industries. Investments in real estate are subject to certain risks, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Real Estate Investment Trust “REIT” Risk. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. As a result, investments in REITs may be volatile. REITs also have their own fees and expenses, and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk — Investors buying or selling shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Funds’ shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sector Risk — To the extent that the Funds invest a significant portion of assets in a particular sector, the Funds may be susceptible to loss due to adverse occurrences affecting that sector.

Semi-Annual Report | October 31, 2023 65

Cambria ETF TrustNotes to Financial Statements

October 31, 2023 (Unaudited)

Small and Medium Capitalization Company Risk — Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investment Risk — The Funds may consider certain value metrics when selecting stocks for inclusion in their portfolio and, as a result, the Funds may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions and net operating loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

For tax purposes, short term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the most recent fiscal year ended April 30, 2023, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cambria Shareholder Yield ETF	$15,158,346	$3,350,442	$—
Cambria Foreign Shareholder Yield ETF	5,789,832	—	—
Cambria Global Value ETF	5,123,088	—	—
Cambria Global Momentum ETF	3,308,682	—	—
Cambria Global Asset Allocation ETF	1,914,838	178,108	—
Cambria Value and Momentum ETF	1,755,804	—	—
Cambria Global Tail Risk ETF	—	—	—
Cambria Emerging Shareholder Yield ETF	5,803,121	1,582,524	—
Cambria Tail Risk ETF	5,934,009	—	—
Cambria Trinity ETF	3,255,280	822,647	—
Cambria Cannabis ETF	415,452	—	—
Cambria Global Real Estate ETF	783,635	—	—

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

66www.cambriafunds.com

Cambria ETF TrustDisclosure of Fund Expenses

October 31, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management and brokerage fees. It is important for you to understand the impact of these costs on your investment returns. Shareholders may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses, such as these, are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets, known as the ETF’s expense ratio.

The following examples use the Funds’ expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2023 - October 31, 2023).

The table below illustrates each Funds’ costs in two ways:

Actual Fund Return. This section estimates the actual expenses after fee waivers that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Funds’ gross investment return.

This information, together with the actual amount invested in each Fund, can be used to estimate the expenses paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number in the first line under the heading “Expenses Paid During Period.”

Hypothetical 5% Return. This section provides information about hypothetical costs with those of other funds. It assumes that each Fund had an annual 5% return before expenses during the period, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess each Funds’ comparative cost by comparing the hypothetical result in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expense Ratio(a)	Expenses Paid During period May 1, 2023 - October 31, 2023(b)
Shareholder Yield ETF
Actual	$ 1,000.00	$ 1,024.30	0.59%	$ 3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59%	3.00

Foreign Shareholder Yield ETF
Actual	1,000.00	966.00	0.59%	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59%	3.00

Global Value ETF
Actual	1,000.00	967.20	0.63%	3.12
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63%	3.20

Global Momentum ETF
Actual	1,000.00	953.60	0.59%	2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59%	3.00

Global Asset Allocation ETF
Actual	1,000.00	971.70	0.00%	0.00
Hypothetical (5% return before expenses)	1,000.00	1,025.14	0.00%	0.00

Semi-Annual Report | October 31, 2023 67

Cambria ETF TrustDisclosure of Fund Expenses

October 31, 2023 (Unaudited)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expense Ratio(a)	Expenses Paid During period May 1, 2023 - October 31, 2023(b)
Value and Momentum ETF
Actual	$ 1,000.00	$ 1,064.40	0.61%	$ 3.17
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61%	3.10

Global Tail Risk ETF
Actual	1,000.00	991.30	0.64%	3.20
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64%	3.25

Emerging Shareholder Yield ETF
Actual	1,000.00	1,008.90	0.64%	3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.64%	3.25

Tail Risk ETF
Actual	1,000.00	896.30	0.59%	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59%	3.00

Trinity ETF
Actual	1,000.00	980.10	0.00%	0.00
Hypothetical (5% return before expenses)	1,000.00	1,025.14	0.00%	0.00

Cannabis ETF
Actual	1,000.00	860.30	0.42%	1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.03	0.42%	2.14

Global Real Estate ETF
Actual	1,000.00	930.70	0.59%	2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59%	3.00

(a) The Funds’ expense ratios have been annualized based on the Funds’ most recent fiscal half-year expenses.

(b) Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/366 (to reflect the half-year period).

68www.cambriafunds.com

Cambria ETF TrustApproval of Sub-Advisory Agreement and Board Consideration

October 31, 2023 (Unaudited)

At a quarterly Board meeting held on March 7, 2023, the Board, including all of the members who are not “interested persons” of Cambria ETF Trust (the “Trust”), Cambria Investment Management, L.P. (the “Adviser”) or Toroso Investments, LLC (the “Sub-Adviser”), as defined in the Investment Company Act of 1940, as amended (collectively, the “Independent Trustees”), met to discuss, among other things, Cambria’s proposed delegation of trading services to Toroso, including its impact on the Funds, and to consider, and vote on, the approval of the Sub-Advisory Agreement with respect to each Fund. In preparation for its deliberations, the Board requested and received written responses from Toroso to a due diligence questionnaire circulated on the Board’s behalf. During its deliberations, the Board received an oral presentation from Cambria and Toroso, and they were assisted by the advice of independent legal counsel.

Prior to the meeting on March 7, 2023, the Board reviewed written materials, including information from Toroso regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Funds by Toroso; (ii) the cost of the services to be provided and the profits expected to be realized by Toroso, or its affiliates, from services rendered to each Fund; (iii) the sub-advisory fee and the extent to which any economies of scale might be realized as a Fund grows and whether the sub-advisory fee for a Fund reflects these economies of scale for the benefit of the Fund; (iv) any other financial benefits (such as soft dollars, if any) to be derived by Toroso or its affiliates resulting from services rendered to the Funds; (v) Toroso’s reputation, personnel, operations and financial condition; and (vi) other factors the Board deemed to be relevant. Additionally, at the meeting on March 7, 2023, representatives from Toroso provided an oral overview of the services to be provided to the Funds by Toroso.

The Board, in considering the Sub-Advisory Agreement, relied upon representations from Cambria that: (i) the engagement of Toroso was not expected to result in any material changes to (1) the nature, quality and extent of services provided to the Funds by Cambria, (2) Cambria’s compliance program or code of ethics, and (3) the Fund’s fees and expense ratio; and (ii) Mebane Faber, the current portfolio manager for each Fund, will continue to serve as portfolio manager for each Fund for the foreseeable future.

The discussion below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Sub-Advisory Agreement, and the conclusions made by the Board at the meeting held on March 7, 2023, when determining to approve the Sub-Advisory Agreement for an initial two-year term.

Nature, Extent and Quality of Services. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that Toroso will be providing certain sub-advisory services to the Funds, such as trading the Funds’ portfolio securities based on instructions from Cambria, but Cambria will perform the day-to-day active management of the Funds’ strategies and continue to select each Fund’s investments. The Board noted the other responsibilities that Toroso would have as the Funds’ investment sub-adviser, including: executing portfolio security trades for purchases and redemptions of the Funds’ shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; proxy voting; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Trustees further noted that they had received and reviewed Toroso’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Toroso’s resources and capacity with respect to trading, compliance, and operations given the number of funds for which it would serve as sub-adviser.

Investment Performance of the Funds. The Board noted that Toroso has not previously provided sub-advisory services to the Funds, and Toroso does not currently manage funds and/or client accounts with investment strategies similar to those of the Funds. In addition, the Board noted that Cambria will retain responsibility for the day-to-day active management of the Funds’ strategies and the individual selection of investments for each Fund’s portfolio. Accordingly, the Board determined that neither past nor future Fund performance will be a significant consideration with respect to the Board’s approval of the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the sub- advisory fee to be paid by the Adviser to Toroso for its services to each Fund. The Board considered the fees to be paid to Toroso would be paid by the Adviser from the unitary fee the Adviser receives from a Fund, noting that the sub-advisory fee reflected an arm’s-length negotiation between the Adviser and Toroso. The Board further determined the sub-advisory fee reflects an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by Toroso from its relationship with the Fund, taking into account an analysis of Toroso’s estimated profitability with respect to each Fund.

The Board expressed the view that Toroso might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Semi-Annual Report | October 31, 2023 69

Cambria ETF TrustApproval of Sub-Advisory Agreement and Board Consideration

October 31, 2023 (Unaudited)

Approval of the Sub-Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Trust counsel, unanimously concluded that the terms of the Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Sub-Advisory Agreement for an initial term of two years and recommend the approval of the Sub-Advisory Agreement to the Funds’ shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

70www.cambriafunds.com

Cambria ETF TrustSupplemental Information

October 31, 2023 (Unaudited)

Net asset value, or “NAV”, is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The Market Price of a fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price, End of Period
Shareholder Yield ETF	(2.19)%	$59.00
Foreign Shareholder Yield ETF	9.43%	23.45
Global Value ETF	9.13%	19.12
Global Momentum ETF	(9.54)%	26.18
Global Asset Allocation ETF	(1.04)%	25.79
Value and Momentum ETF	(7.25)%	26.08
Global Tail Risk ETF	(40.47)%	12.87
Emerging Shareholder Yield ETF	10.47%	27.43
Tail Risk ETF	23.90%	19.18
Trinity ETF	(4.67)%	23.91
Cannabis ETF	(30.67)%	5.20
Global Real Estate ETF	(12.01)%	21.98

FUND PROXY VOTING POLICIES & PROCEDURES

The Funds’ policies and procedures used to determine how to vote proxies relating to portfolio securities are available, without charge and upon request, by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available without charge and upon request, by calling 855-ETF-INFO (383-4636) or accessing the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

Quarterly holdings as of the first and third fiscal quarters are available on the Funds’ website at www.cambriafunds.com. The Funds file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Part F of Form N‐PORT. The Funds’ Part F of Form N-PORT are available, without charge and upon request, by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov or at the Funds’ website at www.cambriafunds.com.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.cambriafunds.com.

Investment Adviser:
Cambria Investment Management, L.P.
3300 Highland Ave
Manhattan Beach, CA 90266

Investment Sub-Advisory
Tidal Investments LLC
234 West Florida Street, 2nd Floor
Milwaukee, WI 53204

Distributor:
ALPS Distributors Inc.
1290 Broadway Suite 1000
Denver, CO 80203

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio, 44115

Custodian
U.S. Bank N.A.Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This information must be preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable for semi-annual report.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) None.

(4) None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)	/s/ Membane Faber
Mebane Faber, President/Principal Executive Officer

Date	January 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	January 4, 2024

By (Signature and Title)*	/s/ Aaron Perkovich
Aaron Perkovich, Treasurer/Principal Financial Officer

Date	January 8, 2024

* Print the name and title of each signing officer under his or her signature.